UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008


                         USAA FIRST START GROWTH FUND



[LOGO OF USAA]
   USAA(R)

                             USAA FIRST START
                                    GROWTH Fund

                                            [GRAPHIC OF FIRST START GROWTH FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2008

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Distributions to Shareholders                                              14

   Report of Independent Registered Public Accounting Firm                    15

   Portfolio of Investments                                                   16

   Notes to Portfolio of Investments                                          51

   Financial Statements                                                       54

   Notes to Financial Statements                                              57

EXPENSE EXAMPLE                                                               77

ADVISORY AGREEMENTS                                                           79

TRUSTEES' AND OFFICERS' INFORMATION                                           87

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]       WHEN IT FEELS LIKE THE WORST TIME - IS OLD
                                      FOR A REASON. THERE FREQUENTLY ARE BUYING
                                              OPPORTUNITIES IN DECLINES.

                                                          "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company        Credit Suisse Securities (USA) LLC's
   ARNOLD J. ESPE, CFA                       Volaris Volatility Management Group
   Bonds and Money Market Instruments        (Index Options)
                                             YIRONG Li, CFA
   RON SWEET, CFA, CPA
   Exchange-Traded Funds                     STU ROSENTHAL, CFA

Credit Suisse Asset Management, LLC
   (U.S. Stocks)
   JORDAN LOW, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended July 31, 2008, the USAA First Start Growth Fund had a total return of -8.24%. This compares to returns of -10.32% for the Russell 3000 Index, -3.03% for the Lipper Flexible Portfolio Funds Index, and 6.15% for the Lehman Brothers U.S. Aggregate Bond Index.

         Effective October 1, 2007, the Fund's Board of Trustees (the Board) and USAA Investment Management Company (IMCO) hired Credit Suisse
         Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group) to serve as a subadviser for the Fund. Volaris Group is responsible for managing an index option-based risk-management strategy for the Fund. Credit Suisse Asset Management, LLC (Credit Suisse) manages the U.S. equity portion of the Fund.

PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT DURING THE REPORTING YEAR.

         The still-unresolved credit crisis continued to affect stock and bond markets. Additionally, the markets had to cope with declining U.S. economic and corporate earnings growth and falling consumer confidence in light of slumping housing prices and rising unemployment. Stocks officially went into a bear market, defined

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         as a fall of 20% in the price of the S&P 500 Index, declining by 22% from the index's closing high of 1,565.15 on October 9, 2007, to its closing low of 1,214.91 on July 15, 2008. While the bond market offered some sanctuary, good performance was limited largely to U.S. Treasury securities, because bond sectors with credit risk generally had negative total returns. Overseas markets provided little relief, performing roughly in line with those in the United States.

         The Fund's diversification and risk-management strategies helped limit the losses associated with the credit crisis and bear market.

HOW DID THE U.S. EQUITY PORTION OF THE FUND PERFORM?

         Credit Suisse uses a quantitative approach to carry out IMCO's asset allocation decisions. The Fund was overweight in U.S. large-cap growth stocks from the beginning of the reporting year through mid-May, which proved beneficial as these stocks as a group outperformed their value and small-cap counterparts. By mid-May, with looming additional risk in the market and narrowing valuation gaps, the Fund reallocated to a more neutral equity stance, reducing the large-cap growth overweight and adding to large-cap value and small-cap stocks. During the time this new allocation was in place, small-caps' stronger performance offset weaker returns from value stocks. About 8% of the Fund's assets were in an exchange-traded fund structured to track the return of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index, an unmanaged index that reflects the movements of stocks in overseas developed markets by representing a broad selection of domestically listed companies within each market.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WERE THERE ANY CHANGES IN THE ALLOCATION BETWEEN STOCKS AND BONDS?

          Yes, but these were largely due to our use of the Volaris Group's risk-management tools, which allowed us to seek to reduce the equity exposure through the use of index collars, which limit downside (and upside) potential on a portion of the portfolio. The Fund first used Volaris collars on about 5% of assets in December, and increased this to 20% in February. The collars were a positive performance factor during the reporting year. IMCO expects to keep 20% of the Fund's assets, based on the notional amount of the options contracts, "collared" to maintain exposure to stocks' upside while seeking to reduce the risk of big losses.

         While our asset allocation decisions and collar helped reduce losses in this down market, other issues such as continued weakness in the credit markets and challenges for quantitative managers, including those the Fund uses, offset some of these positives.

HOW DID THE FUND'S FIXED-INCOME PORTION MANAGED BY IMCO PERFORM?

         Our income orientation leads us to use IMCO's research advantage to seek to emphasize higher-yielding investment-grade corporate bonds and other non-U.S. Treasury securities, because over time their higher yields potentially lead to outperformance. In a year dominated by the credit crisis and a huge widening of yield spreads between U.S. Treasuries and virtually all other bonds, the fixed-income portion experienced net losses while providing high income.

         On a sector level, the biggest detractors were our holdings in commercial mortgage-backed securities (CMBS) and the corporate bonds of financial institutions. CMBS were sold off for mostly technical reasons, not due to any serious deterioration in credit quality. The situation with financials is related to fundamentals,

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-50.

.. . . C O N T I N U E D
========================--------------------------------------------------------

         but as with CMBS, we monitor the Fund's holdings continually and remain comfortable from a credit perspective. In fact, we've added to select financials as well as asset-backed securities. Many of the securities that the Fund owns and is investing in are very inexpensive by any reasonable measure, which has given it a yield advantage over Treasuries and the Lehman Brothers U.S. Aggregate Bond Index, in our opinion. This yield advantage provides a cushion against the possibility of individual security default risk.

         We remain somewhat concerned about inflation and the potential for rising interest rates (which erode bond values), and therefore have reduced duration, a measure of interest-rate sensitivity.

IN TERMS OF THE OVERALL ECONOMY AND MARKETS, IS THERE LIGHT AT THE END OF THE TUNNEL?

         There still are a number of wild cards out there, particularly regarding remaining write-downs for financial institutions and related factors of the dollar and energy prices. One could make a bullish case that the worst of the write-downs are behind us, that energy prices have peaked, and that the dollar has bottomed. Were all of this to be true and were there to be a break in bad news from the housing market, the stage would be set for a big rally in the stock market.

         We'll continue to manage the Fund prudently, balancing our pursuit of opportunities created by the dislocations in the markets with proven strategies to seek to effectively manage shareholder assets should the downturn persist.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA FIRST START GROWTH FUND

                             LIPPER LEADER (OVERALL)

                                       [5]
                                 TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency of 549 funds within the Lipper Mixed-Asset Target Allocation Growth Funds category for the overall period ended July 31, 2008. The Fund received a Lipper Leader rating for Tax Efficiency among 549, 420, and 237 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of July 31, 2008. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND (Ticker Symbol: UFSGX)

OBJECTIVE
--------------------------------------------------------------------------------

Long-term capital growth with reduced volatility over time.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in equity securities when the Fund's managers believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, the Fund will generally invest between 20% and 80% of assets in bonds and money market instruments, depending on the managers' view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities. The Fund at times may implement an index option-based strategy.

--------------------------------------------------------------------------------
                                         7/31/08                     7/31/07
--------------------------------------------------------------------------------
Net Assets                            $190.3 Million              $220.3 Million
Net Asset Value Per Share                 $9.66                      $10.70

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR                               5 YEARS                           10 YEARS
-8.24%                                4.74%                            -1.99%

----------------------------
       EXPENSE RATIO*
----------------------------
Before Reimbursement   2.25%
After Reimbursement    1.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.38%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS U.S.       LIPPER FLEXIBLE                             USAA FIRST START
              AGGREGATE BOND INDEX    PORTFOLIO FUNDS INDEX    RUSSELL 3000 INDEX      GROWTH FUND
 7/31/1998        $10,000.00               $10,000.00             $10,000.00            $10,000.00
 8/31/1998         10,162.74                 9,018.05               8,468.13              8,394.46
 9/30/1998         10,400.71                 9,376.85               9,045.79              8,780.02
10/31/1998         10,345.72                 9,821.27               9,732.42              9,658.85
11/30/1998         10,404.44                10,224.64              10,327.67             10,324.12
12/31/1998         10,435.72                10,634.72              10,984.08             11,424.71
 1/31/1999         10,510.20                10,839.63              11,357.23             11,975.00
 2/28/1999         10,326.73                10,540.87              10,954.94             11,720.39
 3/31/1999         10,383.96                10,803.39              11,356.91             12,500.65
 4/30/1999         10,416.85                11,120.70              11,869.54             12,541.72
 5/31/1999         10,325.61                10,925.69              11,643.95             12,278.89
 6/30/1999         10,292.71                11,244.03              12,232.39             13,174.14
 7/31/1999         10,248.89                11,044.51              11,861.48             12,681.34
 8/31/1999         10,243.68                10,943.81              11,726.60             12,443.16
 9/30/1999         10,362.60                10,825.00              11,426.88             12,055.48
10/31/1999         10,400.84                11,109.87              12,143.65             12,566.72
11/30/1999         10,400.09                11,230.58              12,483.51             13,061.47
12/31/1999         10,349.94                11,679.56              13,280.05             13,919.05
 1/31/2000         10,316.05                11,350.92              12,759.46             13,300.61
 2/29/2000         10,440.81                11,450.36              12,877.72             13,919.05
 3/31/2000         10,578.35                11,968.05              13,886.54             14,669.42
 4/30/2000         10,548.07                11,724.91              13,397.18             14,380.82
 5/31/2000         10,543.22                11,556.51              13,020.90             14,042.73
 6/30/2000         10,762.57                11,802.25              13,406.41             14,553.98
 7/31/2000         10,860.27                11,732.22              13,169.45             14,149.93
 8/31/2000         11,017.68                12,288.33              14,146.13             15,254.88
 9/30/2000         11,086.95                11,979.29              13,505.63             14,067.47
10/31/2000         11,160.31                11,917.54              13,313.33             13,350.08
11/30/2000         11,342.79                11,409.43              12,086.22             11,222.64
12/31/2000         11,553.21                11,604.38              12,289.33             11,634.94
 1/31/2001         11,742.14                11,795.70              12,709.73             12,327.59
 2/28/2001         11,844.43                11,145.64              11,548.47             10,076.47
 3/31/2001         11,903.89                10,652.22              10,795.67              8,971.52
 4/30/2001         11,854.49                11,191.98              11,661.43             10,125.94
 5/31/2001         11,925.99                11,270.03              11,755.09              9,903.30
 6/30/2001         11,971.05                11,101.58              11,538.34              9,655.93
 7/31/2001         12,238.69                11,048.37              11,348.18              8,963.27
 8/31/2001         12,378.84                10,633.88              10,678.22              8,113.95
 9/30/2001         12,523.09                 9,989.82               9,736.14              6,703.90
10/31/2001         12,785.14                10,226.61               9,962.66              7,239.88
11/30/2001         12,608.87                10,671.20              10,730.01              7,916.05
12/31/2001         12,528.80                10,767.48              10,881.25              7,841.83
 1/31/2002         12,630.22                10,612.81              10,744.80              7,685.16
 2/28/2002         12,752.62                10,472.43              10,525.08              7,446.03
 3/31/2002         12,540.47                10,766.34              10,986.56              7,759.37
 4/30/2002         12,783.65                10,448.23              10,410.16              7,198.65
 5/31/2002         12,892.27                10,387.49              10,289.54              7,132.69
 6/30/2002         13,003.75                 9,838.47               9,548.86              6,398.80
 7/31/2002         13,160.66                 9,271.43               8,789.69              5,805.10
 8/31/2002         13,382.86                 9,341.28               8,831.21              5,805.10
 9/30/2002         13,599.61                 8,683.84               7,903.31              5,598.95
10/31/2002         13,537.66                 9,126.19               8,532.63              5,813.35
11/30/2002         13,534.06                 9,514.41               9,048.95              5,772.12
12/31/2002         13,813.62                 9,183.96               8,537.36              5,516.49
 1/31/2003         13,825.41                 9,026.80               8,328.46              5,434.04
 2/28/2003         14,016.71                 8,936.47               8,191.44              5,368.07
 3/31/2003         14,005.91                 8,994.23               8,277.58              5,532.99
 4/30/2003         14,121.48                 9,508.19               8,953.51              5,821.59
 5/31/2003         14,384.78                 9,975.30               9,493.99              6,134.94
 6/30/2003         14,356.22                10,077.98               9,622.11              6,242.13
 7/31/2003         13,873.58                10,125.35               9,842.84              6,489.51
 8/31/2003         13,965.69                10,332.29              10,060.96              6,646.18
 9/30/2003         14,335.37                10,341.77               9,951.73              6,604.95
10/31/2003         14,201.67                10,748.09              10,554.00              7,058.47
11/30/2003         14,235.69                10,861.17              10,699.37              7,033.74
12/31/2003         14,380.55                11,298.95              11,188.76              7,099.70
 1/31/2004         14,496.25                11,461.26              11,422.16              7,140.93
 2/29/2004         14,653.16                11,615.95              11,576.04              7,256.37
 3/31/2004         14,762.90                11,566.36              11,438.63              7,272.87
 4/30/2004         14,378.82                11,276.40              11,202.12              7,066.72
 5/31/2004         14,321.22                11,354.59              11,364.92              7,132.69
 6/30/2004         14,402.15                11,553.75              11,590.80              7,182.16
 7/31/2004         14,544.91                11,244.85              11,152.49              6,819.34
 8/31/2004         14,822.36                11,298.16              11,198.42              6,901.80
 9/30/2004         14,862.58                11,481.72              11,370.56              7,173.92
10/31/2004         14,987.21                11,639.15              11,557.31              7,124.44
11/30/2004         14,867.67                12,054.15              12,094.57              7,503.75
12/31/2004         15,004.47                12,372.54              12,525.52              7,907.80
 1/31/2005         15,098.69                12,174.94              12,191.90              7,627.44
 2/28/2005         15,009.56                12,404.46              12,460.29              7,685.16
 3/31/2005         14,932.47                12,184.34              12,249.53              7,586.21
 4/30/2005         15,134.56                11,961.70              11,983.39              7,561.47
 5/31/2005         15,298.30                12,237.74              12,437.46              7,866.57
 6/30/2005         15,381.72                12,327.57              12,524.34              7,957.27
 7/31/2005         15,241.69                12,722.01              13,038.16              8,237.63
 8/31/2005         15,437.09                12,721.50              12,913.86              8,105.70
 9/30/2005         15,278.07                12,906.13              13,026.84              8,311.85
10/31/2005         15,157.16                12,729.92              12,782.87              8,287.11
11/30/2005         15,224.19                13,035.36              13,280.12              8,682.91
12/31/2005         15,368.93                13,157.40              13,292.04              8,757.13
 1/31/2006         15,369.80                13,582.61              13,736.14              8,930.29
 2/28/2006         15,420.82                13,524.52              13,760.57              8,814.85
 3/31/2006         15,269.50                13,739.71              13,998.42              8,748.88
 4/30/2006         15,241.82                13,894.37              14,150.29              8,608.70
 5/31/2006         15,225.56                13,575.87              13,697.25              8,130.44
 6/30/2006         15,257.83                13,561.59              13,721.49              8,056.23
 7/31/2006         15,464.15                13,606.68              13,708.64              7,932.54
 8/31/2006         15,700.88                13,846.76              14,043.99              8,031.49
 9/30/2006         15,838.79                13,999.35              14,358.37              8,270.62
10/31/2006         15,943.57                14,368.94              14,875.24              8,443.78
11/30/2006         16,128.53                14,690.31              15,198.89              8,583.96
12/31/2006         16,034.93                14,837.71              15,380.91              8,671.75
 1/31/2007         16,028.35                15,013.93              15,673.68              8,788.37
 2/28/2007         16,275.51                14,955.30              15,416.56              8,696.74
 3/31/2007         16,276.00                15,095.71              15,577.02              8,763.38
 4/30/2007         16,363.77                15,566.61              16,199.28              9,038.28
 5/31/2007         16,239.76                15,916.90              16,789.62              9,213.21
 6/30/2007         16,191.72                15,844.71              16,475.18              9,096.59
 7/31/2007         16,326.78                15,684.34              15,913.32              8,913.32
 8/31/2007         16,526.89                15,673.70              16,141.75              8,963.31
 9/30/2007         16,652.27                16,291.49              16,730.23              9,213.21
10/31/2007         16,801.85                16,725.16              17,037.13              9,354.83
11/30/2007         17,104.00                16,329.25              16,270.14              9,071.60
12/31/2007         17,152.04                16,257.68              16,171.69              9,025.81
 1/31/2008         17,440.17                15,729.27              15,191.50              8,585.53
 2/29/2008         17,464.37                15,629.81              14,719.65              8,475.46
 3/31/2008         17,523.96                15,421.92              14,632.44              8,373.85
 4/30/2008         17,487.34                15,978.41              15,364.19              8,543.19
 5/31/2008         17,359.10                16,231.50              15,678.95              8,695.60
 6/30/2008         17,345.08                15,502.35              14,385.11              8,272.25
 7/31/2008         17,330.92                15,209.19              14,270.38              8,179.12

                                             [END CHART]

         *DATA FROM 7/31/98 THROUGH 7/31/08.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA First Start Growth Fund to the following benchmarks:

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

         o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
            TOP 10 HOLDINGS AS OF 7/31/2008
                   (% of Net Assets)
------------------------------------------------------

iShares MSCI EAFE Index Fund*                    8.5%

iShares Russell 1000 Index Fund*                 2.0%

Chevron Corp.                                    1.3%

Exxon Mobil Corp.                                1.0%

Wal-Mart Stores, Inc.                            0.9%

Coca-Cola Co.                                    0.7%

Halliburton Co.                                  0.6%

Microsoft Corp.                                  0.6%

GATX Corp.                                       0.5%

Walt Disney Co.                                  0.5%

         *PURSUANT TO A SECURITIES AND EXCHANGE COMMISSION (SEC) EXEMPTIVE ORDER
          AND A RELATED AGREEMENT WITH ISHARES TRUST (iSHARES), THE FUND MAY INVEST IN ISHARES IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-50.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             SECTOR ASSET ALLOCATION*
                                    7/31/2008

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                               34.2%
Exchange-Traded Funds**                                                  10.8%
Information Technology                                                    8.5%
Consumer Discretionary                                                    8.3%
Energy                                                                    8.0%
Industrials                                                               7.2%
Consumer Staples                                                          5.6%
Health Care                                                               5.6%
Utilities                                                                 4.1%
Materials                                                                 3.2%
Money Market Instruments                                                  1.5%
Telecommunication Services                                                1.3%
U.S. Government                                                           0.4%

                                  [END CHART]

       * EXCLUDES SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

      ** EXCHANGE-TRADED FUNDS (ETFs) ARE BASKETS OF SECURITIES AND ARE TRADED,
         LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFs REPRESENT MULTIPLE SECTORS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 D I S T R I B U T I O N S
============================----------------------------------------------------
                             to SHAREHOLDERS

USAA FIRST START GROWTH FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         58.31% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

         For the fiscal year ended July 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $2,025,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA FIRST START GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA First Start Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA First Start Growth Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
EQUITY SECURITIES (67.3%)

COMMON STOCKS (55.1%)

   CONSUMER DISCRETIONARY (7.0%)
   -----------------------------
   ADVERTISING (0.2%)

       500  Arbitron, Inc.                                                           $     24
     2,300  Harris Interactive, Inc.*                                                       3
     1,400  Interpublic Group of Companies, Inc.*                                          12
       100  Lamar Advertising Co. "A"*                                                      4
     6,100  Omnicom Group, Inc.                                                           260
                                                                                     --------
                                                                                          303
                                                                                     --------
   APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     3,400  Coach, Inc.*                                                                   87
       200  Columbia Sportswear Co.                                                         7
       400  Fuqi International, Inc.*                                                       4
       100  G-III Apparel Group, Ltd.*                                                      2
       500  Hanesbrands, Inc.*                                                             11
       400  Maidenform Brands, Inc.*                                                        6
       100  Perry Ellis International, Inc.*                                                2
     5,500  Quiksilver, Inc.*                                                              42
       700  True Religion Apparel, Inc.*                                                   18
       500  Unifirst Corp.                                                                 22
     1,900  Warnaco Group, Inc.*                                                           80
                                                                                     --------
                                                                                          281
                                                                                     --------
   APPAREL RETAIL (1.0%)
    11,500  Aeropostale, Inc.*                                                            371
       600  American Eagle Outfitters, Inc.                                                 8
       400  Buckle, Inc.                                                                   21
       100  Cache, Inc.*                                                                    1
     2,200  Casual Male Retail Group, Inc.*                                                 9
       500  Cato Corp. "A"                                                                  9
       200  Charlotte Russe Holding, Inc.*                                                  3
     4,700  Charming Shoppes, Inc.*                                                        26
     3,700  Chico's FAS, Inc.*                                                             21
     1,600  Christopher & Banks Corp.                                                      14
       600  Citi Trends, Inc.*                                                             14
     6,600  Coldwater Creek, Inc.*                                                         43
       100  DSW Inc. "A"*                                                                   1
       809  Finish Line, Inc.*                                                              9
     2,700  Foot Locker, Inc.                                                              41
    39,900  Gap, Inc.                                                                     643
     1,000  Genesco, Inc.*                                                                 29
       400  Hot Topic, Inc.*                                                                3
       500  Jos. A. Bank Clothiers, Inc.*                                                  11
       500  Lululemon Athletica, Inc.*                                                     11
     3,300  NexCen Brands, Inc.*                                                            1
     7,100  Ross Stores, Inc.                                                             269
     1,100  Stage Stores, Inc.                                                             16
       500  Talbots, Inc.(a)                                                                7
     5,700  TJX Companies, Inc.                                                           192
     1,200  Under Armour, Inc.*                                                            35
       300  Urban Outfitters, Inc.*                                                        10
     4,100  Wet Seal, Inc. "A"*                                                            18
       800  Zumiez, Inc.*                                                                  12
                                                                                     --------
                                                                                        1,848
                                                                                     --------
   AUTO PARTS & EQUIPMENT (0.2%)
       200  Amerigon, Inc.*                                                                 1
       100  ArvinMeritor, Inc.                                                              1
       100  Autoliv, Inc.                                                                   4
     2,700  BorgWarner, Inc.                                                              109
       300  Dana Holding Corp.*                                                             2
       500  Dorman Products, Inc.*                                                          6
       400  Drew Industries, Inc.*                                                          6
       200  Fuel Systems Solutions, Inc.*                                                   7
     4,600  Hayes Lemmerz International, Inc.*                                             11
     4,600  Johnson Controls, Inc.                                                        139
       200  Midas, Inc.*                                                                    3
       800  Modine Manufacturing Co.                                                       14
     1,700  Quantum Fuel Systems Technologies Worldwide, Inc.*                              3
       400  Raser Technologies, Inc.*                                                       4
     1,500  Spartan Motors, Inc.                                                            8
       200  Stoneridge, Inc.*                                                               3
     1,000  Superior Industries International, Inc.                                        17

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     5,100  Visteon Corp.*                                                           $     14
       200  WABCO Holdings, Inc.                                                            9
                                                                                     --------
                                                                                          361
                                                                                     --------
   AUTOMOBILE MANUFACTURERS (0.1%)
     4,100  Fleetwood Enterprises, Inc.*                                                   12
     8,200  Ford Motor Co.*                                                                39
     2,300  General Motors Corp.                                                           25
       100  Thor Industries, Inc.                                                           2
     1,300  Winnebago Industries, Inc.                                                     17
                                                                                     --------
                                                                                           95
                                                                                     --------
   AUTOMOTIVE RETAIL (0.0%)
       400  Advance Auto Parts, Inc.                                                       16
       100  Americas Car Mart, Inc.*                                                        2
       100  AutoNation, Inc.*                                                               1
     1,000  CarMax, Inc.*(a)                                                               13
       200  Monro Muffler Brake, Inc.                                                       4
       429  O'Reilly Automotive, Inc.*                                                     11
                                                                                     --------
                                                                                           47
                                                                                     --------
   BROADCASTING & CABLE TV (0.9%)
       200  Cablevision Systems Corp.*                                                      5
     5,400  CBS Corp. "B"                                                                  88
       300  Cox Radio, Inc. "A"*                                                            3
       500  Crown Media Holdings, Inc.*                                                     2
     1,500  Cumulus Media, Inc.*                                                            4
       300  DG FastChannel, Inc.*                                                           5
    29,100  DIRECTV Group, Inc.*                                                          786
    12,900  DISH Network Corp. "A"*                                                       380
       100  EchoStar Corp. "A"*                                                             3
     1,300  Entravision Communications Corp.*                                               4
       600  Gray Television, Inc.                                                           2
     2,300  Liberty Media Corp. -Entertainment "A"*                                        57
       400  Mediacom Communications Corp. "A"*                                              2
     8,400  Scripps Networks Interactive "A"*                                             341
     1,600  Sinclair Broadcast Group, Inc. "A"                                             12
    12,840  Sirius Satellite Radio, Inc.*                                                  21
       400  Time Warner Cable, Inc. "A"*                                                   11
                                                                                     --------
                                                                                        1,726
                                                                                     --------
   CATALOG RETAIL (0.0%)
       300  Gaiam, Inc.*                                                                    4
       200  PC Mall, Inc.*                                                                  2
       600  PetMed Express, Inc.*                                                           9
       800  School Specialty, Inc.*                                                        26
       600  ValueVision Media, Inc. "A"*                                                    2
                                                                                     --------
                                                                                           43
                                                                                     --------
   COMPUTER & ELECTRONICS RETAIL (0.3%)
     2,800  Best Buy Co., Inc.                                                            111
     6,800  Circuit City Stores, Inc.                                                      14
       100  Conn's, Inc.*                                                                   1
       300  Gamestop Corp. "A"*                                                            12
       600  hhgregg, Inc.*                                                                  6
       400  PC Connection, Inc.*                                                            3
    20,900  RadioShack Corp.                                                              349
                                                                                     --------
                                                                                          496
                                                                                     --------
   CONSUMER ELECTRONICS (0.0%)
       500  Garmin Ltd.                                                                    18
        48  Harman International Industries, Inc.                                           2
                                                                                     --------
                                                                                           20
                                                                                     --------
   DEPARTMENT STORES (0.0%)
       200  Bon-Ton Stores, Inc.                                                            1
     2,000  Dillard's, Inc. "A"(a)                                                         20
        28  Macy's, Inc.                                                                    1
     1,200  Retail Ventures, Inc.*                                                          5
       600  Saks, Inc.*                                                                     6
       300  Sears Holdings Corp.*                                                          24
                                                                                     --------
                                                                                           57
                                                                                     --------
   DISTRIBUTORS (0.0%)
       100  Core-Mark Holding Co., Inc.*                                                    3
                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   EDUCATIONAL SERVICES (0.2%)
       300  American Public Education, Inc.*                                         $     13
       300  Apollo Group, Inc. "A"*                                                        19
    16,400  Career Education Corp.*                                                       301
       631  ITT Educational Services, Inc.*                                                56
       200  Lincoln Educational Services Corp.*                                             3
       200  Universal Technical Institute, Inc.*                                            3
                                                                                     --------
                                                                                          395
                                                                                     --------
   FOOTWEAR (0.3%)
     3,400  Crocs, Inc.*(a)                                                                15
       800  Deckers Outdoor Corp.*                                                         90
     2,100  Iconix Brand Group, Inc.*                                                      25
     7,000  NIKE, Inc. "B"                                                                411
       700  Steven Madden Ltd.*                                                            16
                                                                                     --------
                                                                                          557
                                                                                     --------
   GENERAL MERCHANDISE STORES (0.7%)
     1,000  99 Cents Only Stores*                                                           7
    14,100  Big Lots, Inc.*                                                               429
    13,700  Dollar Tree, Inc.*                                                            514
     7,400  Family Dollar Stores, Inc.                                                    172
     1,100  Fred's, Inc.                                                                   14
     4,900  Target Corp.                                                                  222
                                                                                     --------
                                                                                        1,358
                                                                                     --------
   HOME FURNISHINGS (0.0%)
       800  Ethan Allen Interiors, Inc.                                                    20
       100  Furniture Brands International, Inc.                                            1
     1,200  La-Z-Boy, Inc.                                                                  9
       200  Leggett & Platt, Inc.                                                           4
       100  Mohawk Industries, Inc.*                                                        6
     3,400  Tempur-Pedic International, Inc.                                               32
                                                                                     --------
                                                                                           72
                                                                                     --------
   HOME IMPROVEMENT RETAIL (0.1%)
     6,800  Home Depot, Inc.                                                              162
     3,400  Lowe's Companies, Inc.                                                         69
                                                                                     --------
                                                                                          231
                                                                                     --------
   HOMEBUILDING (0.1%)
       900  Centex Corp.                                                                   13
     4,200  Champion Enterprises, Inc.*                                                    17
       100  D.R. Horton, Inc.                                                               1
       500  Hovnanian Enterprises, Inc. "A"*                                                3
       200  KB Home                                                                         4
     6,000  Lennar Corp. "A"                                                               73
       100  M/I Homes, Inc.                                                                 2
       700  Meritage Homes Corp.*                                                          13
       500  Palm Harbor Homes, Inc.*                                                        4
       100  Pulte Homes, Inc.                                                               1
     1,300  Standard Pacific Corp.                                                          4
                                                                                     --------
                                                                                          135
                                                                                     --------
   HOMEFURNISHING RETAIL (0.0%)
       200  Aaron Rents, Inc. "B"                                                           6
     2,100  Select Comfort Corp.*                                                           4
       400  Williams-Sonoma, Inc.                                                           7
                                                                                     --------
                                                                                           17
                                                                                     --------
   HOTELS, RESORTS,& CRUISE LINES (0.1%)
       400  Ambassadors Group, Inc.                                                         6
       600  Bluegreen Corp.*                                                                7
     1,000  Carnival Corp.                                                                 37
       600  Gaylord Entertainment Co.*                                                     18
     1,300  Great Wolf Resorts, Inc.*                                                       6
       100  Orient-Express Hotels Ltd. "A"                                                  3
     1,700  Royal Caribbean Cruises Ltd.                                                   43
                                                                                     --------
                                                                                          120
                                                                                     --------
   HOUSEHOLD APPLIANCES (0.1%)
     1,200  Helen of Troy Ltd.*                                                            25
     1,200  iRobot Corp.*                                                                  17
       500  Snap-On, Inc.                                                                  28
     3,600  Stanley Works                                                                 160
        82  Whirlpool Corp.                                                                 6
                                                                                     --------
                                                                                          236
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   HOUSEWARES & SPECIALTIES (0.3%)
    19,200  American Greetings Corp. "A"                                             $    284
       900  Sealy Corp.                                                                     6
     9,400  Tupperware Brands Corp.                                                       367
                                                                                     --------
                                                                                          657
                                                                                     --------
   INTERNET RETAIL (0.2%)
       300  1-800-FLOWERS.COM, Inc. "A"*                                                    2
        49  Amazon.com, Inc.*                                                               4
       600  Blue Nile, Inc.*                                                               23
       500  Expedia, Inc.*                                                                 10
       400  FTD Group, Inc.                                                                 6
    13,800  GSI Commerce, Inc.*                                                           210
     1,900  Netflix, Inc.*                                                                 59
     1,140  NutriSystem, Inc.(a)                                                           19
       600  Orbitz Worldwide, Inc.*                                                         3
       700  Overstock.com, Inc.*                                                           12
       400  Shutterfly, Inc.*                                                               4
                                                                                     --------
                                                                                          352
                                                                                     --------
   LEISURE FACILITIES (0.0%)
       700  Dover Motorsports, Inc.                                                         3
       600  Life Time Fitness, Inc.*                                                       18
       300  Premier Exhibitions, Inc.*                                                      2
     4,400  Six Flags, Inc.*                                                                5
       600  Vail Resorts, Inc.*(a)                                                         24
                                                                                     --------
                                                                                           52
                                                                                     --------
   LEISURE PRODUCTS (0.1%)
       300  LeapFrog Enterprises, Inc.*                                                     3
       400  Marine Products Corp.                                                           3
       700  MarineMax, Inc.*                                                                5
     5,100  Mattel, Inc.                                                                  102
       400  Midway Games, Inc.*                                                             1
     1,500  Polaris Industries, Inc.(a)                                                    64
     1,800  Pool Corp.                                                                     40
     2,300  Smith & Wesson Holding Corp.*                                                  10
                                                                                     --------
                                                                                          228
                                                                                     --------
   MOVIES & ENTERTAINMENT (1.1%)
       400  Bigband Networks, Inc.*                                                         2
       700  Cinemark Holdings, Inc.                                                        10
     2,400  CKX, Inc.*                                                                     19
       100  DreamWorks Animation SKG, Inc. "A"*                                             3
       400  LodgeNet Interactive Corp.*                                                     1
    13,900  News Corp. "A"                                                                197
    10,500  News Corp. "B"                                                                153
     6,800  Regal Entertainment Group "A"                                                 113
    35,200  Time Warner, Inc.                                                             504
     2,500  Viacom, Inc.*                                                                  71
       500  Viacom, Inc. "B"*                                                              14
    33,500  Walt Disney Co.                                                             1,017
       200  World Wrestling Entertainment, Inc. "A"                                         3
                                                                                     --------
                                                                                        2,107
                                                                                     --------
   PUBLISHING (0.0%)
       200  Courier Corp.                                                                   3
     1,000  Dolan Media Co.*                                                               21
       866  E.W. Scripps Co. "A"                                                            6
     2,300  GateHouse Media, Inc.                                                           2
       300  Global Sources Ltd.*                                                            4
     4,600  Idearc, Inc.                                                                    6
       700  Journal Communications, Inc.                                                    3
     1,100  Martha Stewart Living Omnimedia, Inc. "A"*                                      8
     2,000  McClatchy Co. "A"                                                               9
       400  Media General, Inc. "A"                                                         5
       600  New York Times Co. "A"                                                          8
     1,500  R.H. Donnelley Corp.*                                                           2
                                                                                     --------
                                                                                           77
                                                                                     --------
   RESTAURANTS (0.5%)
       300  AFC Enterprises, Inc.*                                                          2
       500  Buffalo Wild Wings, Inc.*                                                      17
       400  Burger King Holdings, Inc.                                                     11
     1,000  California Pizza Kitchen, Inc.*                                                13

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     1,400  CEC Entertainment, Inc.*                                                 $     49
     2,800  Chipotle Mexican Grill, Inc. "A"*                                             192
     4,700  Denny's Corp.*                                                                 12
       500  DineEquity, Inc.                                                               12
       200  Einstein Noah Restaurant Group, Inc.*                                           2
     4,000  Krispy Kreme Doughnuts, Inc.*                                                  17
     4,600  McDonald's Corp.                                                              275
       400  P. F. Chang's China Bistro, Inc.*                                              10
       300  Peet's Coffee & Tea, Inc.*                                                      6
       400  Red Robin Gourmet Burgers, Inc.*                                               10
     1,300  Starbucks Corp.*                                                               19
       100  Tim Hortons, Inc.                                                               3
    10,200  Triarc Companies, Inc.                                                         56
     4,700  Yum! Brands, Inc.                                                             168
                                                                                     --------
                                                                                          874
                                                                                     --------
   SPECIALIZED CONSUMER SERVICES (0.2%)
    10,800  H&R Block, Inc.                                                               263
       100  Hillenbrand, Inc.                                                               2
     1,900  Sotheby's Holdings, Inc. "A"                                                   53
       700  Steiner Leisure Ltd.*                                                          22
     2,300  Weight Watchers International, Inc.                                            82
                                                                                     --------
                                                                                          422
                                                                                     --------
   SPECIALTY STORES (0.1%)
       800  Asbury Automotive Group, Inc.                                                   8
       400  Big 5 Sporting Goods Corp.                                                      3
     8,000  Blockbuster, Inc.*                                                             22
     1,200  Borders Group, Inc.                                                             6
       900  Cabela's, Inc.*                                                                11
     1,100  Hibbett Sports, Inc.*                                                          23
     1,000  Jo-Ann Stores, Inc.*                                                           22
       700  Pep Boys - Manny, Moe & Jack                                                    5
     2,200  Pier 1 Imports, Inc.*                                                           8
     1,300  Staples, Inc.                                                                  29
       500  Tiffany & Co.                                                                  19
     1,000  Zale Corp.*(a)                                                                 22
                                                                                     --------
                                                                                          178
                                                                                     --------
   TEXTILES (0.0%)
       800  Xerium Technologies, Inc.                                                       4
                                                                                     --------
   TIRES & RUBBER (0.0%)
        43  Goodyear Tire & Rubber Co.*                                                     1
                                                                                     --------
            Total Consumer Discretionary                                               13,353
                                                                                     --------
   CONSUMER STAPLES (5.4%)
   ------------------------
   AGRICULTURAL PRODUCTS (0.1%)
       300  AgFeed Industries, Inc.*(a)                                                     4
       500  Bunge Ltd.                                                                     49
     2,400  Corn Products International, Inc.                                             112
     4,300  Darling International, Inc.*                                                   70
     1,500  Fresh Del Monte Produce, Inc.*                                                 32
                                                                                     --------
                                                                                          267
                                                                                     --------
   DRUG RETAIL (0.1%)
       900  CVS Caremark Corp.                                                             33
     3,600  Rite Aid Corp.*                                                                 4
     1,600  Walgreen Co.                                                                   55
                                                                                     --------
                                                                                           92
                                                                                     --------
   FOOD DISTRIBUTORS (0.4%)
       600  Andersons, Inc.                                                                27
       200  Nash Finch Co.                                                                  8
       900  Spartan Stores, Inc.                                                           21
    13,600  Sysco Corp.                                                                   386
    15,500  United Natural Foods, Inc.*                                                   298
                                                                                     --------
                                                                                          740
                                                                                     --------
   FOOD RETAIL (0.1%)
       500  Great Atlantic & Pacific Tea Company, Inc.*                                     8
       200  Ingles Markets, Inc.                                                            5
     4,789  Kroger Co.                                                                    135
     3,000  SUPERVALU, Inc.                                                                77
       300  Susser Holdings Corp.*                                                          4
       600  Whole Foods Market, Inc.                                                       13
                                                                                     --------
                                                                                          242
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS (0.4%)
     1,600  Central Garden & Pet Co.*                                                $      7
     2,600  Church & Dwight Co., Inc.                                                     142
     4,900  Colgate-Palmolive Co.                                                         364
     4,200  Procter & Gamble Co.                                                          275
                                                                                     --------
                                                                                          788
                                                                                     --------
   HYPERMARKETS & SUPER CENTERS (1.2%)
     1,600  BJ's Wholesale Club, Inc.*                                                     60
     5,400  Costco Wholesale Corp.                                                        339
       300  PriceSmart, Inc.                                                                7
    30,200  Wal-Mart Stores, Inc.                                                       1,770
                                                                                     --------
                                                                                        2,176
                                                                                     --------
   PACKAGED FOODS & MEAT (1.0%)
       300  American Dairy, Inc.*                                                           3
       200  B&G Foods, Inc.                                                                 2
       500  Cal-Maine Foods, Inc.                                                          19
       100  Campbell Soup Co.                                                               4
     1,300  Chiquita Brands International, Inc.*                                           20
       700  Diamond Foods, Inc.                                                            17
     3,300  Flowers Foods, Inc.                                                            99
     2,600  General Mills, Inc.                                                           167
       600  Green Mountain Coffee Roasters, Inc.*(a)                                       22
     2,300  H.J. Heinz Co.                                                                116
     2,500  Hershey Co.                                                                    92
       300  Hormel Foods Corp.                                                             11
       200  HQ Sustainable Maritime Industries, Inc.*                                       3
       100  Imperial Sugar Co.                                                              1
       600  J & J Snack Foods Corp.                                                        19
     6,100  Kellogg Co.                                                                   324
    19,400  Kraft Foods, Inc. "A"                                                         617
     1,200  Lance, Inc.                                                                    22
       200  Lifeway Foods, Inc.*                                                            3
       100  McCormick & Co., Inc.                                                           4
       400  Omega Protein Corp.*                                                            6
       900  Ralcorp Holdings, Inc.*                                                        49
       200  Reddy Ice Holdings, Inc.                                                        3
       700  Sanderson Farms, Inc.                                                          28
     5,500  Sara Lee Corp.                                                                 75
     2,600  Smart Balance, Inc.*                                                           19
       300  Synutra International, Inc.*                                                   11
     1,900  Tootsie Roll Industries, Inc.                                                  50
     1,300  TreeHouse Foods, Inc.*                                                         35
     2,000  Tyson Foods, Inc. "A"                                                          30
       600  William Wrigley Jr. Co.                                                        47
       200  Zhongpin, Inc.*                                                                 2
                                                                                     --------
                                                                                        1,920
                                                                                     --------
   PERSONAL PRODUCTS (0.2%)
       100  Alberto-Culver Co.                                                              3
     2,400  American Oriental Bioengineering, Inc.*                                        23
     6,400  Avon Products, Inc.                                                           271
       400  Bare Escentuals, Inc.*(a)                                                       5
       600  Chattem, Inc.*                                                                 39
       300  China Sky One Medical, Inc.*                                                    4
       100  Estee Lauder Companies, Inc. "A"                                                4
       100  Herbalife Ltd.                                                                  4
       800  Prestige Brands Holdings, Inc.*                                                 8
       400  Schiff Nutrition International, Inc.                                            2
                                                                                     --------
                                                                                          363
                                                                                     --------
   SOFT DRINKS (1.9%)
    24,600  Coca-Cola Co.                                                               1,267
     5,300  Coca-Cola Enterprises, Inc.                                                    90
       300  Dr Pepper Snapple Group, Inc.*                                                  6
       300  Hansen Natural Corp.*                                                           7
       400  National Beverage Corp.*                                                        3
    25,200  Pepsi Bottling Group, Inc.                                                    702
    37,600  PepsiAmericas, Inc.                                                           890
    10,400  PepsiCo, Inc.                                                                 692
                                                                                     --------
                                                                                        3,657
                                                                                     --------
            Total Consumer Staples                                                     10,245
                                                                                     --------
   ENERGY (7.4%)
   --------------
   COAL & CONSUMABLE FUELS (0.6%)
     5,300  Alpha Natural Resources, Inc.*                                                524
     2,500  Arch Coal, Inc.                                                               141

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
       600  CONSOL Energy, Inc.                                                      $     45
       700  Foundation Coal Holdings, Inc.                                                 41
       200  GreenHunter Energy, Inc.*                                                       3
     5,700  International Coal Group, Inc.*                                                60
     1,100  James River Coal Co.*                                                          48
     3,800  Massey Energy Corp.                                                           282
       500  National Coal Corp.*                                                            3
       100  Patriot Coal Corp.*                                                            13
     1,100  Uranium Resources, Inc.*                                                        3
     4,400  USEC, Inc.*                                                                    23
                                                                                     --------
                                                                                        1,186
                                                                                     --------
   INTEGRATED OIL & GAS (3.1%)
    29,200  Chevron Corp.                                                               2,469
     9,500  ConocoPhillips                                                                775
    25,100  Exxon Mobil Corp.                                                           2,019
     4,043  Marathon Oil Corp.                                                            200
     1,700  Murphy Oil Corp.                                                              136
     3,900  Occidental Petroleum Corp.                                                    307
       400  SandRidge Energy, Inc.*                                                        20
                                                                                     --------
                                                                                        5,926
                                                                                     --------
   OIL & GAS DRILLING (0.5%)
     2,400  Atwood Oceanics, Inc.*                                                        110
       200  Bronco Drilling Co., Inc.*                                                      4
       179  ENSCO International, Inc.                                                      12
     4,600  Helmerich & Payne, Inc.                                                       272
     2,300  Hercules Offshore, Inc.*                                                       57
     2,264  Noble Corp.                                                                   117
     9,400  Patterson-UTI Energy, Inc.                                                    267
     1,400  Transocean, Inc.*                                                             191
       400  Union Drilling, Inc.*                                                           8
                                                                                     --------
                                                                                        1,038
                                                                                     --------
   OIL & GAS EQUIPMENT & SERVICES (2.0%)
     1,200  Allis-Chalmers Energy, Inc.*                                                   18
     4,100  Baker Hughes, Inc.                                                            340
       600  Complete Production Services, Inc.*                                            19
       200  Dawson Geophysical Co.*                                                        13
     1,100  Dresser-Rand Group, Inc.*                                                      42
     1,300  FMC Technologies, Inc.*                                                        80
       200  Geokinetics, Inc.*                                                              4
     1,400  Global Industries Ltd.*                                                        17
       500  Gulf Island Fabrication, Inc.                                                  22
    24,500  Halliburton Co.                                                             1,098
    24,100  ION Geophysical Corp.*                                                        385
       200  Key Energy Services, Inc.*                                                      3
     1,000  Matrix Service Co.*                                                            23
       100  Mitcham Industries, Inc.*                                                       2
     2,357  National-Oilwell Varco, Inc.*                                                 185
     1,900  Oceaneering International, Inc.*                                              115
       600  PHI, Inc.*                                                                     24
     6,500  RPC, Inc.                                                                     112
     6,700  Schlumberger Ltd.                                                             681
     1,400  Superior Energy Services, Inc.*                                                66
       700  Superior Well Services, Inc.*                                                  22
       500  T-3 Energy Services, Inc.*                                                     34
     4,500  Tidewater, Inc.                                                               270
       300  Trico Marine Services, Inc.*                                                    8
     1,500  W-H Energy Services, Inc.*                                                    137
     1,600  Willbros Group, Inc.*                                                          60
                                                                                     --------
                                                                                        3,780
                                                                                     --------
   OIL & GAS EXPLORATION & PRODUCTION (0.9%)
     3,600  Anadarko Petroleum Corp.                                                      208
       100  Apache Corp.                                                                   11
       200  Approach Resources, Inc.*                                                       4
       600  Arena Resources, Inc.*                                                         25
     1,200  Berry Petroleum Co.                                                            52
     1,900  Brigham Exploration Co.*                                                       27
       700  Cabot Oil & Gas Corp. "A"                                                      31
       800  Callon Petroleum Co.*                                                          18
     2,200  Carrizo Oil & Gas, Inc.*                                                      111
       900  Chesapeake Energy Corp.                                                        45
     2,600  Cimarex Energy Co.                                                            136
       200  Clayton Williams Energy, Inc.*                                                 19
     2,600  Concho Resources, Inc.*                                                        85
       400  Contango Oil & Gas Co.*                                                        34
       100  Continental Resources, Inc.*                                                    6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     3,200  Denbury Resources, Inc.*                                                 $     90
     1,400  Energy Partners Ltd.*                                                          17
     3,100  Energy XXI Bermuda Ltd.*                                                       16
       500  EOG Resources, Inc.                                                            50
     1,600  FX Energy, Inc.*                                                               11
     1,300  GeoGlobal Resources, Inc.*                                                      5
       200  GeoMet, Inc.*                                                                   1
       600  GMX Resources, Inc.*                                                           35
       700  Goodrich Petroleum Corp.*                                                      32
     1,100  Gulfport Energy Corp.*                                                         16
       600  Harvest Natural Resources, Inc.*                                                6
       200  Houston American Energy Corp.*                                                  2
       100  Mariner Energy, Inc.*                                                           3
     2,100  McMoRan Exploration Co.*                                                       56
     1,900  Meridian Resource Corp.*                                                        6
     1,800  Pacific Ethanol, Inc.*                                                          3
     1,800  Parallel Petroleum Corp.*                                                      30
       700  Petrohawk Energy Corp.*                                                        23
     1,900  PetroQuest Energy, Inc.*                                                       40
       200  Pioneer Natural Resources Co.                                                  12
       400  Quest Resource Corp.*                                                           4
     3,000  Quicksilver Resources, Inc.*                                                   78
     1,100  RAM Energy Resources, Inc.*                                                     5
       200  Range Resources Corp.                                                          10
       700  Rex Energy Corp.*                                                              14
       700  Stone Energy Corp.*                                                            36
       200  Toreador Resources Corp.*                                                       1
     1,600  TXCO Resources, Inc.*                                                          15
     2,600  VAALCO Energy, Inc.*                                                           17
     1,900  W&T Offshore, Inc.                                                             84
     2,500  Warren Resources, Inc.*                                                        29
     3,500  XTO Energy, Inc.                                                              165
                                                                                     --------
                                                                                        1,724
                                                                                     --------
   OIL & GAS REFINING & MARKETING (0.1%)
       900  Alon USA Energy, Inc.                                                           8
     1,400  Aventine Renewable Energy Holdings, Inc.*                                       9
       300  Clean Energy Fuels Corp.*                                                       4
     1,400  CVR Energy, Inc.*                                                              22
     2,600  Frontier Oil Corp.                                                             47
       900  Tesoro Corp.                                                                   14
       500  Valero Energy Corp.                                                            17
     3,500  VeraSun Energy Corp.*                                                          21
     1,800  Verenium Corp.*                                                                 4
       700  Western Refining, Inc.                                                          6
                                                                                     --------
                                                                                          152
                                                                                     --------
   OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       300  Arlington Tankers Ltd.                                                          6
       200  Cheniere Energy, Inc.*                                                          1
     1,100  DHT Maritime, Inc.                                                             10
     5,900  El Paso Corp.                                                                 106
       100  Enbridge Energy Partners, LP                                                    5
       400  Enterprise Products Partners, LP                                               12
       100  Frontline Ltd.                                                                  6
     1,200  General Maritime Corp.                                                         32
     1,400  Golar LNG Ltd.                                                                 26
       400  Knightsbridge Tankers Ltd.                                                     13
     1,300  Nordic American Tanker Shipping Ltd.                                           52
     1,500  Ship Finance International Ltd.                                                45
       200  Teekay Tankers Ltd.                                                             5
       200  Williams Companies, Inc.                                                        6
                                                                                     --------
                                                                                          325
                                                                                     --------
            Total Energy                                                               14,131
                                                                                     --------
   FINANCIALS (8.7%)
   -----------------
   ASSET MANAGEMENT & CUSTODY BANKS (1.8%)
       700  Allied Capital Corp.                                                           10
     1,000  American Capital Strategies Ltd.                                               20
       100  Ameriprise Financial, Inc.                                                      4
     6,000  Apollo Investment Corp.                                                        96
       300  Ares Capital Corp.                                                              3
    12,900  Bank of New York Mellon Corp.                                                 458
       600  BlackRock, Inc. "A"                                                           130
       400  Calamos Asset Management, Inc.                                                  8
       800  Cohen & Steers, Inc.                                                           20
     7,800  Federated Investors, Inc. "B"                                                 256
     4,800  Franklin Resources, Inc.                                                      483

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
       300  GAMCO Investors, Inc. "A"                                                $     13
       400  Gladstone Capital Corp.                                                         7
       200  Gladstone Investment Corp.                                                      2
       100  GLG Partners, Inc.                                                              1
       200  Harris & Harris Group, Inc.*                                                    1
       700  Hercules Technology Growth
            Capital, Inc.                                                                   7
     1,800  Invesco Ltd. ADR                                                               42
       200  Kohlberg Capital Corp.                                                          2
     3,100  MCG Capital Corp.                                                              15
     1,000  MVC Capital, Inc.                                                              14
       600  NGP Capital Resources Co.                                                      10
     8,600  Northern Trust Corp.                                                          672
       200  Patriot Capital Funding, Inc.                                                   1
       300  PennantPark Investment Corp.                                                    2
       600  Prospect Capital Corp.                                                          8
       400  Pzena Investment Management, Inc. "A"                                           4
    18,400  SEI Investments Co.                                                           424
     3,043  State Street Corp.                                                            218
     5,300  T. Rowe Price Group, Inc.                                                     317
       100  U.S. Global Investors, Inc.                                                     1
     8,000  Waddell & Reed Financial, Inc. "A"                                            267
       100  Westwood Holdings Group, Inc.                                                   5
                                                                                     --------
                                                                                        3,521
                                                                                     --------
   CONSUMER FINANCE (0.4%)
       700  Advanta Corp. "B"                                                               6
    11,900  American Express Co.                                                          442
       300  AmeriCredit Corp.*                                                              3
     2,580  Capital One Financial Corp.                                                   108
       900  CompuCredit Corp.*                                                              6
     2,200  Discover Financial Services                                                    32
     1,000  Dollar Financial Corp.*                                                        19
     1,600  EZCORP, Inc. "A"*                                                              29
       500  First Cash Financial Services, Inc.*                                            9
     2,504  First Marblehead Corp.                                                          6
       100  Nelnet, Inc.                                                                    1
       500  World Acceptance Corp.*                                                        16
                                                                                     --------
                                                                                          677
                                                                                     --------
   DIVERSIFIED BANKS (0.3%)
       600  Banco Latinoamericano de Exportaciones S.A.                                    11
       700  Columbia Banking System, Inc.                                                  11
     3,300  F.N.B. Corp.                                                                   37
     4,900  U.S. Bancorp                                                                  150
     5,400  Wachovia Corp.                                                                 93
     7,500  Wells Fargo & Co.                                                             227
                                                                                     --------
                                                                                          529
                                                                                     --------
   INSURANCE BROKERS (0.1%)
     1,200  Aon Corp.                                                                      55
     6,200  Arthur J. Gallagher & Co.                                                     157
     2,000  National Financial Partners Corp.                                              42
                                                                                     --------
                                                                                          254
                                                                                     --------
   INVESTMENT BANKING & BROKERAGE (0.7%)
       300  BGC Partners, Inc.*                                                             2
       900  Broadpoint Securities Group, Inc.*                                              2
    21,800  Charles Schwab Corp.                                                          499
     2,200  E*TRADE Financial Corp.*                                                        7
       300  FBR Capital Markets Corp.*                                                      2
     1,900  Goldman Sachs Group, Inc.                                                     350
       800  Greenhill & Co., Inc.(a)                                                       49
       400  Jefferies Group, Inc.                                                           8
     1,100  KBW, Inc.*                                                                     29
     1,100  LaBranche & Co., Inc.*                                                          8
       100  Lazard Ltd. "A"                                                                 4
     1,700  Lehman Brothers Holdings, Inc.                                                 29
     1,200  MarketAxess Holdings, Inc.*                                                    12
       700  MF Global Ltd.*                                                                 4
     4,306  Morgan Stanley                                                                170
       200  Penson Worldwide, Inc.*                                                         4
     1,400  Raymond James Financial, Inc.                                                  40
       900  Stifel Financial Corp.*                                                        38
       500  SWS Group, Inc.                                                                 9
       300  TD Ameritrade Holding Corp.*                                                    6
     1,100  TradeStation Group, Inc.*                                                      12
                                                                                     --------
                                                                                        1,284
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   LIFE & HEALTH INSURANCE (0.8%)
    13,500  AFLAC, Inc.                                                              $    751
     2,300  American Equity Investment Life Insurance Co.                                  20
       700  Citizens, Inc.*                                                                 5
       200  Independence Holding Co.                                                        3
       700  Lincoln National Corp.                                                         33
     5,800  MetLife, Inc.                                                                 294
       400  Presidential Life Corp.                                                         6
     2,300  Principal Financial Group, Inc.                                                98
     1,300  Prudential Financial, Inc.                                                     90
     2,400  StanCorp Financial Group, Inc.                                                118
     3,300  Unum Group                                                                     80
                                                                                     --------
                                                                                        1,498
                                                                                     --------
   MULTI-LINE INSURANCE (0.2%)
       100  American Financial Group, Inc.                                                  3
     7,456  American International Group, Inc.                                            194
     2,200  Assurant, Inc.                                                                133
     1,600  Horace Mann Educators Corp.                                                    22
     1,500  Loews Corp.                                                                    67
       800  Quanta Capital Holdings Ltd.                                                    2
                                                                                     --------
                                                                                          421
                                                                                     --------
   MULTI-SECTOR HOLDINGS (0.0%)
       400  Compass Diversified Holdings                                                    5
       100  Leucadia National Corp.                                                         4
       600  PICO Holdings, Inc.*                                                           28
                                                                                     --------
                                                                                           37
                                                                                     --------
   OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    12,210  Bank of America Corp.                                                         402
    21,100  Citigroup, Inc.                                                               394
       900  Guaranty Financial Group, Inc.*                                                 3
     8,308  JPMorgan Chase & Co.                                                          338
     1,000  RiskMetrics Group, Inc.*                                                       18
                                                                                     --------
                                                                                        1,155
                                                                                     --------
   PROPERTY & CASUALTY INSURANCE (0.4%)
     1,800  ACE Ltd.                                                                       91
       100  Allied World Assurance Co. Holdings Ltd.                                        4
     9,600  Ambac Financial Group, Inc.                                                    24
       300  American Physicians Capital, Inc.                                              15
       100  American Safety Insurance Holdings Ltd.*                                        1
       200  Amerisafe, Inc.*                                                                4
       200  Argo Group International Holdings Ltd.*                                         7
       300  Aspen Insurance Holdings Ltd.                                                   8
     3,200  Assured Guaranty Ltd.                                                          37
       700  Axis Capital Holdings Ltd.                                                     22
     3,400  Chubb Corp.                                                                   163
       200  CNA Surety Corp.*                                                               3
       100  Darwin Professional Underwriters, Inc.*                                         3
       200  Donegal Group, Inc.                                                             3
       200  Fidelity National Title Group, Inc. "A"                                         3
       700  First Acceptance Corp.*                                                         3
       300  First Mercury Financial Corp.*                                                  5
       300  FPIC Insurance Group, Inc.*                                                    15
       200  Hallmark Financial Services, Inc.*                                              2
     1,500  Hilltop Holdings, Inc.*                                                        15
       600  Infinity Property & Casualty Corp.                                             27
     1,200  MBIA, Inc.                                                                      7
       700  Meadowbrook Insurance Group, Inc.                                               4
       100  NYMAGIC, Inc.                                                                   2
       400  PMA Capital Corp.*                                                              4
       100  ProAssurance Corp.*                                                             5
     1,500  Progressive Corp.                                                              30
       600  Safety Insurance Group, Inc.                                                   25
       600  SeaBright Insurance Holdings, Inc.*                                             7
       400  Stewart Information Services Corp.                                              7
       600  Tower Group, Inc.                                                              14
     1,400  Travelers Companies, Inc.                                                      62
       500  United American Indemnity Ltd.*                                                 6
     1,600  W.R. Berkley Corp.                                                             38
        85  XL Capital Ltd. "A"                                                             2
                                                                                     --------
                                                                                          668
                                                                                     --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
     1,700  Forestar Real Estate Group, Inc.*                                        $     31
       400  FX Real Estate and Entertainment, Inc.*                                         1
     1,900  Grubb & Ellis Co.                                                               6
       300  Jones Lang LaSalle, Inc.                                                       14
     1,900  Meruelo Maddux Properties, Inc.*                                                4
       400  St. Joe Co.                                                                    14
       200  Tejon Ranch Co.*                                                                6
       700  Thomas Properties Group, Inc.                                                   6
                                                                                     --------
                                                                                           82
                                                                                     --------
   REGIONAL BANKS (0.8%)
       100  BancFirst Corp.                                                                 5
       300  Bank of Hawaii Corp.                                                           15
       100  Bank of The Ozarks, Inc.                                                        2
     2,000  BB&T Corp.                                                                     56
       400  Boston Private Financial Holdings, Inc.                                         3
       100  Capital City Bank Group, Inc.                                                   2
       200  Cardinal Financial Corp.                                                        2
       200  Cascade Bancorp                                                                 2
     1,500  Cathay General Bancorp                                                         24
     1,000  Chemical Financial Corp.                                                       27
     3,100  Citizens Republic Bankcorp, Inc.                                               10
       600  City Holding Co.                                                               27
     8,700  Colonial BancGroup, Inc.(a)                                                    58
     1,200  Community Bank System, Inc.                                                    28
       400  Community Trust Bancorp, Inc.                                                  12
       400  Cullen/Frost Bankers, Inc.                                                     21
       400  CVB Financial Corp.                                                             5
     1,900  East West Bancorp, Inc.                                                        23
       100  Enterprise Financial Services Corp.                                             2
     1,300  Fifth Third Bancorp                                                            18
       200  Financial Institutions, Inc.                                                    4
     3,000  First BanCorp                                                                  26
       100  First Bancorp                                                                   2
     3,000  First Commonwealth Financial Corp.                                             34
       100  First Community Bancshares, Inc.                                                4
       700  First Financial Bancorp                                                         8
       800  First Financial Bankshares, Inc.                                               37
       200  First Financial Corp.                                                           7
       600  First Horizon National Corp.                                                    6
       400  First Merchants Corp.                                                           8
     1,300  Frontier Financial Corp.(a)                                                    15
       100  Greene Bankshares, Inc.                                                         1
       600  Guaranty Bancorp*                                                               3
       100  Hancock Holding Co.                                                             5
       600  Hanmi Financial Corp.                                                           3
       700  Harleysville National Corp.                                                    10
       100  Heartland Financial USA, Inc.                                                   2
       200  Home BancShares, Inc.                                                           5
       500  IBERIABANK Corp.                                                               26
       700  Independent Bank Corp.                                                         18
       200  Integra Bank Corp.                                                              2
       400  Lakeland Bancorp, Inc.                                                          5
       200  Lakeland Financial Corp.                                                        4
       400  MainSource Financial Group, Inc.                                                7
     1,200  Marshall & Ilsley Corp.                                                        18
       400  Nara Bancorp, Inc.                                                              4
     3,800  National City Corp.                                                            18
       900  National Penn Bancshares, Inc.                                                 12
     1,300  NBT Bancorp, Inc.                                                              32
       200  Northfield Bancorp, Inc.*                                                       2
     5,900  Old National Bancorp                                                           90
       100  Old Second Bancorp, Inc.                                                        2
     1,000  Oriental Financial Group, Inc.                                                 17
     1,400  Pacific Capital Bancorp                                                        18
       400  Park National Corp.                                                            25
       200  Peoples Bancorp, Inc.                                                           4
       900  Pinnacle Financial Partners, Inc.*                                             23
     1,300  Popular, Inc.                                                                   9
     1,000  PrivateBancorp, Inc.                                                           30
       400  Provident Bankshares Corp.                                                      4
       500  Provident Financial Services, Inc.                                              7
       100  Regions Financial Corp.                                                         1
       400  Renasant Corp.                                                                  7
       100  Republic Bancorp, Inc.                                                          3
     1,100  S&T Bancorp, Inc.                                                              37
       200  S.Y. Bancorp, Inc.                                                              5
       400  Sandy Spring Bancorp, Inc.                                                      7
       200  Santander BanCorp                                                               2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
       100  SCBT Financial Corp.                                                     $      4
       400  Simmons First National Corp.                                                   12
     1,300  South Financial Group, Inc.                                                     8
       200  Southside Bancshares, Inc.                                                      4
       100  Southwest Bancorp, Inc.                                                         1
       200  StellarOne Corp.                                                                3
       300  Sterling Bancorp                                                                4
     3,000  Sterling Bancshares, Inc.                                                      29
     1,000  Sterling Financial Corp.                                                        8
       100  Suffolk Bancorp                                                                 3
     3,200  SunTrust Banks, Inc.                                                          131
     1,200  Synovus Financial Corp.                                                        11
       600  Texas Capital Bancshares, Inc.*                                                10
       300  TowneBank(a)                                                                    5
       100  TriCo Bancshares                                                                2
     3,200  TrustCo Bank Corp. NY                                                          28
     2,300  UCBH Holdings, Inc.                                                            10
     1,800  Umpqua Holdings Corp.                                                          24
       100  Union Bankshares Corp.                                                          2
       900  United Community Banks, Inc.(a)                                                10
       200  Univest Corp. of Pennsylvania                                                   5
       400  Valley National Bancorp                                                         8
       100  Washington Trust Bancorp, Inc.                                                  2
       400  WesBanco, Inc.                                                                  9
     1,200  Westamerica Bancorp                                                            62
     2,900  Wilmington Trust Corp.                                                         68
       200  Zions Bancorp                                                                   6
                                                                                     --------
                                                                                       1, 430
                                                                                     --------
   REINSURANCE (0.3%)
       100  Arch Capital Group Ltd.*                                                        7
     1,000  CastlePoint Holdings Ltd.                                                       9
       100  Endurance Specialty Holdings Ltd.                                               3
       100  Enstar Group Ltd.*                                                             10
       100  Everest Reinsurance Group Ltd.                                                  8
       300  Flagstone Reinsurance Holdings Ltd.                                             4
     1,200  Greenlight Capital Re Ltd.*                                                    25
     2,200  IPC Holdings Ltd.                                                              71
     1,900  Maiden Holdings Ltd.                                                           13
     2,300  Max Re Capital Ltd.                                                            54
     4,000  Montpelier Re Holdings Ltd.                                                    63
       100  PartnerRe Ltd.                                                                  7
     1,900  Platinum Underwriters Holdings Ltd.                                            69
     1,900  Reinsurance Group of America, Inc.                                             94
       200  RenaissanceRe Holdings Ltd.                                                    10
       500  Transatlantic Holdings, Inc.                                                   29
     2,800  Validus Holdings Ltd.                                                          64
                                                                                     --------
                                                                                          540
                                                                                     --------
   REITs - DIVERSIFIED (0.2%)
     1,000  CapLease, Inc.                                                                  8
     2,100  Colonial Properties Trust                                                      42
     2,000  Cousins Properties, Inc.                                                       44
     2,300  Investors Real Estate Trust                                                    24
       400  Liberty Property Trust, Inc.                                                   15
       700  PS Business Parks, Inc.                                                        37
       600  Vornado Realty Trust                                                           57
     2,200  Washington REIT                                                                75
     1,000  Winthrop Realty Trust                                                           4
                                                                                     --------
                                                                                          306
                                                                                     --------
   REITs - INDUSTRIAL (0.1%)
       400  AMB Property Corp.                                                             19
     7,300  DCT Industrial Trust, Inc.                                                     62
       600  DuPont Fabros Technology, Inc.                                                 10
     1,100  EastGroup Properties, Inc.                                                     51
     2,300  First Industrial Realty Trust, Inc.                                            57
       700  First Potomac Realty Trust                                                     11
       200  Monmouth Real Estate Investment Corp. "A"                                       1
     1,200  ProLogis                                                                       59
                                                                                     --------
                                                                                          270
                                                                                     --------
   REITs - MORTGAGE (0.1%)
       100  American Capital Agency Corp.                                                   2
     2,400  Annaly Capital Management, Inc.                                                36
     2,800  Anthracite Capital, Inc.                                                       18
     3,400  Anworth Mortgage Asset Corp.                                                   20
       400  Capital Trust, Inc.                                                             6
       700  CapitalSource, Inc.                                                             8
     2,300  Capstead Mortgage Corp.                                                        25

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     1,000  Chimera Investment Corp.                                                 $      8
       400  Douglas Emmett, Inc.                                                            9
     1,900  Gramercy Capital Corp.                                                         13
       100  Hatteras Financial Corp.                                                        2
       600  iStar Financial, Inc.                                                           5
     7,200  MFA Mortgage Investments, Inc.                                                 47
     1,500  Newcastle Investment Corp.                                                      9
     2,400  NorthStar Realty Finance Corp.                                                 20
     1,900  RAIT Financial Trust                                                           13
     1,500  Redwood Trust, Inc.                                                            33
       200  Resource Capital Corp.                                                          1
                                                                                     --------
                                                                                          275
                                                                                     --------
   REITs - OFFICE (0.2%)
     3,100  BioMed Realty Trust, Inc.                                                      80
       400  Boston Properties, Inc.                                                        38
       400  Brandywine Realty Trust                                                         6
     1,600  Corporate Office Properties Trust                                              62
       200  Digital Realty Trust, Inc.                                                      9
       700  Duke Realty Corp.                                                              17
     2,800  Franklin Street Properties Corp.                                               34
     2,600  Highwoods Properties, Inc.                                                     95
     1,000  HRPT Properties Trust                                                           7
       100  Kilroy Realty Corp.                                                             5
     2,000  Lexington Corp. Properties Trust                                               29
       300  Mack-Cali Realty Corp.                                                         12
     1,500  Maguire Properties, Inc.                                                       16
       600  Parkway Properties, Inc.                                                       21
       200  SL Green Realty Corp.                                                          17
                                                                                     --------
                                                                                          448
                                                                                     --------
   REITs - RESIDENTIAL (0.2%)
     1,500  American Campus Communities, Inc.                                              44
       400  Apartment Investment & Management Co. "A"                                      14
       100  Associated Estates Realty Corp.                                                 1
       300  AvalonBay Communities, Inc.                                                    30
       200  BRE Properties, Inc. "A"                                                       10
       200  Camden Property Trust                                                          10
       800  Education Realty Trust, Inc.                                                    9
       900  Equity LifeStyle Properties, Inc.                                              43
     1,200  Equity Residential Properties Trust                                            52
       100  Essex Property Trust, Inc.                                                     12
     1,500  Home Properties, Inc.                                                          83
     1,200  Mid-America Apartment Communities, Inc.                                        69
     1,800  Post Properties, Inc.                                                          57
       600  UDR, Inc.                                                                      15
                                                                                     --------
                                                                                          449
                                                                                     --------
   REITs - RETAIL (0.4%)
     1,400  Acadia Realty Trust                                                            32
       100  Alexander's, Inc.*                                                             35
       300  CBL & Associates Properties, Inc.                                               6
     1,200  Cedar Shopping Centers, Inc.                                                   15
       500  Developers Diversified Realty Corp.                                            16
     1,500  Equity One, Inc.                                                               29
       200  Federal Realty Investment Trust                                                14
     1,000  General Growth Properties, Inc.                                                27
     1,700  Glimcher Realty Trust                                                          16
     2,400  Inland Real Estate Corp.                                                       36
     1,000  Kimco Realty Corp.                                                             35
       400  Kite Realty Group Trust                                                         5
       300  Macerich Co.                                                                   17
     3,500  National Retail Properties, Inc.                                               74
     1,900  Pennsylvania REIT                                                              35
       400  Ramco-Gershenson Properties Trust                                               9
     4,400  Realty Income Corp.(a)                                                        111
       300  Regency Centers Corp.                                                          18
       500  Saul Centers, Inc.                                                             24
     1,000  Simon Property Group, Inc.                                                     93
     1,400  Tanger Factory Outlet Centers, Inc.                                            52
       200  Taubman Centers, Inc.                                                          10
       400  Urstadt Biddle Properties, Inc. "A"                                             7
       300  Weingarten Realty Investors                                                     9
                                                                                     --------
                                                                                          725
                                                                                     --------
   REITs - SPECIALIZED (0.5%)
     6,200  Ashford Hospitality Trust, Inc.                                                25
     4,500  DiamondRock Hospitality Co.                                                    41
     1,300  Entertainment Properties Trust                                                 70

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     3,900  Extra Space Storage, Inc.                                                $     55
     3,300  FelCor Lodging Trust, Inc.                                                     26
     1,000  HCP, Inc.                                                                      36
       400  Health Care REIT, Inc.                                                         20
     2,000  Healthcare Realty Trust, Inc.                                                  58
     1,000  Hersha Hospitality Trust                                                        7
       400  Hospitality Properties Trust                                                    9
     2,500  Host Hotels & Resorts, Inc.                                                    33
     2,000  LaSalle Hotel Properties                                                       45
       900  LTC Properties, Inc.                                                           26
     2,700  Medical Properties Trust, Inc.                                                 30
     1,000  National Health Investors, Inc.                                                31
       300  Nationwide Health Properties, Inc.                                             11
     3,000  OMEGA Healthcare Investors, Inc.                                               52
       800  Plum Creek Timber Co., Inc.                                                    39
     1,700  Potlatch Corp.                                                                 79
       500  Public Storage                                                                 41
       300  Rayonier, Inc.                                                                 14
     4,200  Senior Housing Properties Trust                                                88
       900  Sovran Self Storage, Inc.                                                      38
     3,700  Strategic Hotel Capital, Inc.                                                  29
     3,000  Sunstone Hotel Investors, Inc.                                                 39
     2,300  U-Store-It Trust                                                               27
       200  Universal Health Realty Income Trust                                            7
       600  Ventas, Inc.                                                                   27
                                                                                     --------
                                                                                        1,003
                                                                                     --------
   SPECIALIZED FINANCE (0.2%)
       200  CIT Group, Inc.                                                                 2
     1,000  Financial Federal Corp.                                                        23
     1,500  Interactive Brokers Group, Inc.*                                               42
     7,999  NASDAQ Stock Market, Inc.*                                                    222
       300  Newstar Financial, Inc.*                                                        2
       400  Portfolio Recovery
            Associates, Inc.*(a)                                                           16
                                                                                     --------
                                                                                          307
                                                                                     --------
   THRIFTS & MORTGAGE FINANCE (0.4%)
       400  Abington Bancorp, Inc.                                                          4
       300  Astoria Financial Corp.                                                         7
       400  BankFinancial Corp.                                                             6
     1,400  Beneficial Mutual Bancorp, Inc.*                                               17
       100  Berkshire Hills Bancorp, Inc.                                                   3
       100  Brooklyn Federal Bancorp, Inc.                                                  1
     1,400  Centerline Holding Co.                                                          2
       400  Dime Community Bancorp, Inc.                                                    7
       200  Doral Financial Corp.*                                                          3
     1,200  Downey Financial Corp.                                                          2
       300  Essa Bancorp, Inc.                                                              4
     4,900  Fannie Mae (b)                                                                 56
       100  Farmer Mac (b)                                                                  3
       500  First Busey Corp.                                                               7
       200  First Financial Holdings, Inc.                                                  4
       400  First Financial Northwest, Inc.                                                 4
     1,000  FirstFed Financial Corp.*                                                       8
       600  Flushing Financial Corp.                                                       11
       200  Fox Chase Bancorp, Inc.*                                                        2
     3,000  Freddie Mac(b)                                                                 24
       200  Home Federal Bancorp, Inc.                                                      2
    19,000  Hudson City Bancorp, Inc.                                                     347
    21,800  IndyMac Bancorp, Inc.(a)                                                        3
       600  MGIC Investment Corp.                                                           4
       100  NASB Financial, Inc.                                                            3
     8,100  New York Community Bancorp, Inc.                                              135
     3,000  PMI Group, Inc.                                                                 7
       900  Provident New York Bancorp                                                     11
       300  Radian Group, Inc.                                                              1
       200  United Financial Bancorp, Inc.                                                  2
       100  ViewPoint Financial Group                                                       2
     5,700  Washington Mutual, Inc.                                                        30
       300  Wauwatosa Holdings, Inc.*                                                       3
       100  WSFS Financial Corp.                                                            5
                                                                                     --------
                                                                                          730
                                                                                     --------
            Total Financials                                                           16,609
                                                                                     --------
   HEALTH CARE (5.6%)
   ------------------
   BIOTECHNOLOGY (1.4%)
     1,700  Acadia Pharmaceuticals, Inc.*                                                   5
     1,200  Acorda Therapeutics, Inc.*                                                     39

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
    21,000  Alkermes, Inc.*                                                          $    331
     2,100  Allos Therapeutics, Inc.*                                                      20
     1,800  Alnylam Pharmaceuticals, Inc.*                                                 63
     3,954  Amgen, Inc.*                                                                  248
       200  Amicus Therapeutics, Inc.*                                                      3
     1,700  Arena Pharmaceuticals, Inc.*                                                   12
     2,500  ARIAD Pharmaceuticals, Inc.*                                                    8
     1,900  ArQule, Inc.*                                                                   7
     1,800  Array BioPharma, Inc.*                                                         14
       200  Avant Immunotherapeutics, Inc.*                                                 3
     2,100  BioMarin Pharmaceutical, Inc. "A"*                                             68
       300  Celera Corp.*                                                                   4
     4,800  Cell Genesys, Inc.*                                                            15
     3,000  Cephalon, Inc.*                                                               220
    17,400  Cepheid*                                                                      298
       600  Cougar Biotechnology, Inc.*                                                    20
     3,000  CV Therapeutics, Inc.*                                                         28
       300  Cytokinetics, Inc.*                                                             2
     4,600  Dendreon Corp.*(a)                                                             27
       700  Dyax Corp.*                                                                     3
       100  Emergent Biosolutions, Inc.*                                                    1
     1,500  Enzo Biochem, Inc.*                                                            21
     2,600  Enzon Pharmaceuticals, Inc.*                                                   21
     1,000  Genentech, Inc.*                                                               95
       200  Genomic Health, Inc.*                                                           4
     5,200  GenVec, Inc.*                                                                   9
       622  Genzyme Corp.*                                                                 48
     3,400  Geron Corp.*                                                                   15
     4,000  Gilead Sciences, Inc.*                                                        216
       400  GTx, Inc.*                                                                      7
     2,500  Halozyme Therapeutics, Inc.*                                                   20
     1,000  Idenix Pharmaceuticals, Inc.*                                                   8
       400  Idera Pharmaceuticals, Inc.*                                                    6
     3,400  Immunomedics, Inc.*                                                             8
     3,500  Indevus Pharmaceuticals, Inc.*                                                  6
     1,300  InterMune, Inc.*                                                               22
     4,000  Isis Pharmaceuticals, Inc.*                                                    69
     1,600  Luminex Corp.*                                                                 35
       900  Marshall Edwards, Inc.*(a)                                                      2
    18,900  Medarex, Inc.*                                                                187
       500  Momenta Pharmaceuticals, Inc.*                                                  8
     1,700  Myriad Genetics, Inc.*                                                        113
       500  Nabi Biopharmaceuticals*                                                        3
       500  NPS Pharmaceuticals, Inc.*                                                      3
       200  Omrix Biopharmaceuticals, Inc.*                                                 4
     2,100  OPKO Health, Inc.*(a)                                                           4
       200  Orexigen Therapeutics, Inc.*                                                    2
       200  Osiris Therapeutics, Inc.*                                                      3
       400  Pharmasset, Inc.*                                                               8
     1,000  Progenics Pharmaceuticals, Inc.*                                               17
       400  Protalix BioTherapeutics, Inc.*                                                 1
     1,300  Rexahn Pharmaceuticals, Inc.*                                                   2
     1,300  Rigel Pharmaceuticals, Inc.*                                                   33
     1,600  Sangamo Biosciences, Inc.*                                                     18
     2,400  Savient Pharmaceuticals, Inc.*                                                 64
     2,200  Seattle Genetics, Inc.*                                                        25
       200  Targacept, Inc.*                                                                2
     2,300  Telik, Inc.*                                                                    3
       800  Tercica, Inc.*                                                                  7
     1,700  Theravance, Inc.*                                                              27
       300  Vanda Pharmaceuticals, Inc.*                                                    -
     8,900  XOMA Ltd.*                                                                     21
     1,900  ZymoGenetics, Inc.*                                                            16
                                                                                     --------
                                                                                        2,622
                                                                                     --------
   HEALTH CARE DISTRIBUTORS (0.1%)
       400  AmerisourceBergen Corp.                                                        17
     1,300  BMP Sunstone Corp.*                                                             7
       100  Chindex International, Inc.*                                                    1
     1,000  CryoLife, Inc.*                                                                14
       600  McKesson Corp.                                                                 34
       100  MWI Veterinary Supply, Inc.*                                                    3
     1,100  PharMerica Corp.*                                                              26
                                                                                     --------
                                                                                          102
                                                                                     --------
   HEALTH CARE EQUIPMENT (0.9%)
       800  Abaxis, Inc.*                                                                  16
     1,100  ABIOMED, Inc.*                                                                 20
     1,000  Alphatec Holdings, Inc.*                                                        5
     1,000  AngioDynamics, Inc.*                                                           16
     1,300  ArthroCare Corp.*(a)                                                           28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     4,900  Baxter International, Inc.                                               $    336
       500  Becton, Dickinson and Co.                                                      43
     8,771  Boston Scientific Corp.*                                                      104
       200  Cardiac Science Corp.*                                                          2
     1,300  Conceptus, Inc.*                                                               22
     1,100  CONMED Corp.*                                                                  33
     2,300  Covidien Ltd.                                                                 113
       700  Cyberonics, Inc.*                                                              19
       500  Datascope Corp.                                                                23
       200  DexCom, Inc.*                                                                   1
     2,300  Edwards Lifesciences Corp.*                                                   144
     2,100  ev3, Inc.*                                                                     20
     1,000  Greatbatch, Inc.*                                                              21
       400  Hansen Medical, Inc.*                                                           6
       100  Hill-Rom Holdings, Inc.                                                         3
     1,500  Hologic, Inc.*                                                                 28
       200  I-Flow Corp.*                                                                   2
       400  IDEXX Laboratories, Inc.*                                                      21
       600  Insulet Corp.*                                                                  8
       800  Integra Lifesciences Holdings Corp.*                                           37
       200  Intuitive Surgical, Inc.*                                                      62
       400  IRIS International, Inc.*                                                       7
       100  Kensey Nash Corp.*                                                              4
     2,000  Masimo Corp.*                                                                  76
     2,200  Medtronic, Inc.                                                               116
     1,500  Mentor Corp.                                                                   37
       400  Micrus Corp.*                                                                   6
     1,200  Natus Medical, Inc.*                                                           28
     3,600  Nektar Therapeutics*                                                           18
       900  NxStage Medical, Inc.*                                                          4
       700  Orthofix International N.V.*                                                   17
     1,100  Quidel Corp.*                                                                  22
       600  Sirona Dental Systems, Inc.*                                                   15
       200  Somanetics Corp.*                                                               4
       300  Sonic Innovations, Inc.*                                                        1
       400  SonoSite, Inc.*                                                                13
     1,500  Spectranetics Corp.*                                                           13
     1,000  Stereotaxis, Inc.*                                                              7
     1,500  Stryker Corp.                                                                  96
       400  SurModics, Inc.*                                                               17
     1,500  Symmetry Medical, Inc.*                                                        25
       200  Synovis Life Technologies, Inc.*                                                4
     1,100  TomoTherapy, Inc.*                                                             11
       100  Varian Medical Systems, Inc.*                                                   6
       700  Vision-Sciences, Inc.*                                                          3
       400  Vital Signs, Inc.                                                              29
       200  VNUS Medical Technologies, Inc.*                                                4
     1,900  Volcano Corp.*                                                                 29
       800  ZOLL Medical Corp.*                                                            25
                                                                                     --------
                                                                                        1,770
                                                                                     --------
   HEALTH CARE FACILITIES (0.1%)
     1,200  AmSurg Corp. "A"*                                                              32
       400  Assisted Living Concepts, Inc. "A"*                                             2
       200  Capital Senior Living Corp.*                                                    1
       400  Community Health Systems, Inc.*                                                13
     1,000  Hanger Orthopedic Group, Inc.*                                                 17
     3,200  HealthSouth Corp.*                                                             53
       400  MedCath Corp.*                                                                  8
     1,500  Odyssey Healthcare, Inc.*                                                      14
       200  RehabCare Group, Inc.*                                                          3
       400  Skilled Healthcare Group, Inc. "A"*                                             6
     2,200  Stewart Enterprises, Inc.                                                      20
     1,900  Sun Healthcare Group, Inc.*                                                    27
       200  U.S. Physical Therapy, Inc.*                                                    3
                                                                                     --------
                                                                                          199
                                                                                     --------
   HEALTH CARE SERVICES (0.1%)
       100  Air Methods Corp.*                                                              3
     1,500  AMN Healthcare Services, Inc.*                                                 28
       700  athenahealth, Inc.*                                                            21
       100  Bio-Reference Laboratories, Inc.*                                               3
       100  CorVel Corp.*                                                                   3
     1,300  Cross Country Healthcare, Inc.*                                                21
       100  Emergency Medical Services Corp. "A"*                                           3
       100  Express Scripts, Inc.*                                                          7
     1,100  Gentiva Health Services, Inc.*                                                 28
     1,100  HMS Holdings Corp.*                                                            27
       600  Hythiam, Inc.*                                                                  1
       200  Landauer, Inc.                                                                 13

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
       600  LHC Group, Inc.*                                                         $     17
     1,300  Medco Health Solutions, Inc.*                                                  65
       400  Nighthawk Radiology Holdings, Inc.*                                             3
       200  Providence Service Corp.*                                                       2
       700  Quest Diagnostics, Inc.                                                        37
       600  ResCare, Inc.*                                                                 11
                                                                                     --------
                                                                                          293
                                                                                     --------
   HEALTH CARE SUPPLIES (0.1%)
       200  Align Technology, Inc.*                                                         2
       100  Cynosure, Inc. "A"*                                                             2
       200  ICU Medical, Inc.*                                                              6
     1,100  Invacare Corp.                                                                 26
     1,200  Merit Medical Systems, Inc.*                                                   24
       600  Neogen Corp.*                                                                  16
     3,100  OraSure Technologies, Inc.*                                                    13
     2,400  RTI Biologics, Inc.*                                                           20
                                                                                     --------
                                                                                          109
                                                                                     --------
   HEALTH CARE TECHNOLOGY (0.1%)
       400  Cerner Corp.*                                                                  18
     4,900  Eclipsys Corp.*                                                               108
     2,200  HLTH Corp.*                                                                    24
       900  MedAssets, Inc.*                                                               14
     1,300  Omnicell, Inc.*                                                                21
     1,800  TriZetto Group, Inc.*                                                          39
       200  Vital Images, Inc.*                                                             3
                                                                                     --------
                                                                                          227
                                                                                     --------
   LIFE SCIENCES TOOLS & SERVICES (0.8%)
     1,400  Accuray, Inc.*                                                                 12
       300  Albany Molecular Research, Inc.*                                                5
     8,000  Applied Biosystems, Inc.                                                      295
     1,900  eResearch Technology, Inc.*                                                    28
    22,500  Exelixis, Inc.*                                                               157
     2,200  Illumina, Inc.*                                                               205
     9,500  Invitrogen Corp.*                                                             421
       400  Kendle International, Inc.*                                                    16
       500  Medivation, Inc.*                                                              10
       400  PharmaNet Development Group, Inc.*                                             10
     2,000  Sequenom, Inc.*                                                                43
     1,827  Thermo Fisher Scientific, Inc.*                                               111
     4,100  Waters Corp.*                                                                 279
                                                                                     --------
                                                                                        1,592
                                                                                     --------
   MANAGED HEALTH CARE (0.2%)
       300  Aetna, Inc.                                                                    12
     2,500  CIGNA Corp.                                                                    93
       800  Coventry Health Care, Inc.*                                                    28
       600  Humana, Inc.*                                                                  26
       300  Triple-S Management Corp.*                                                      5
     3,900  UnitedHealth Group, Inc.                                                      110
     1,200  Universal American Financial Corp.*                                            13
       176  WellPoint, Inc.*                                                                9
                                                                                     --------
                                                                                          296
                                                                                     --------
   PHARMACEUTICALS (1.8%)
     6,000  Abbott Laboratories                                                           338
       300  Acura Pharmaceuticals, Inc.*                                                    2
       500  Adolor Corp.*                                                                   2
     2,100  Akorn, Inc.*                                                                   11
     3,200  Allergan, Inc.                                                                166
       800  BioForm Med, Inc.*                                                              4
       100  Biomimetic Therapeutics, Inc.*                                                  1
    24,700  Bristol-Myers Squibb Co.                                                      522
        20  CPEX Pharmaceuticals, Inc.*                                                     -
     1,700  Cypress Bioscience, Inc.*                                                      15
       900  DepoMed, Inc.*                                                                  3
     7,600  Discovery Laboratories, Inc.*                                                  14
     2,900  Durect Corp.*                                                                  13
     9,100  Eli Lilly and Co.                                                             429
       400  Endo Pharmaceuticals Holdings, Inc.*                                            9
     5,100  Forest Laboratories, Inc.*                                                    181
       900  Inspire Phamaceutical, Inc.*                                                    3
       300  Jazz Pharmaceuticals, Inc.*                                                     2
    10,400  Johnson & Johnson                                                             712
       300  MAP Pharmaceuticals, Inc.*                                                      3
     8,500  Medicis Pharmaceutical Corp. "A"                                              156
     5,722  Merck & Co., Inc.                                                             188
     1,700  MiddleBrook Pharmaceuticals, Inc.*                                              4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     1,100  Mylan Laboratories, Inc.*                                                $     14
       400  Noven Pharmaceuticals, Inc.*                                                    5
       400  Optimer Pharmaceuticals, Inc.*                                                  3
     1,600  Pain Therapeutics, Inc.*                                                       14
     1,600  Par Pharmaceutical Companies, Inc.*                                            28
       600  Perrigo Co.                                                                    21
    15,300  Pfizer, Inc.                                                                  286
     1,000  Pozen, Inc.*                                                                   12
     1,500  Questcor Pharmaceuticals, Inc.*                                                 7
     2,200  Salix Pharmaceuticals Ltd.*                                                    18
        33  Schering-Plough Corp.                                                           1
     1,500  Sciele Pharma, Inc.                                                            28
     8,700  Sepracor, Inc.*                                                               152
       300  Sucampo Pharmaceuticals, Inc.*                                                  4
     3,300  Valeant Pharmaceuticals
            International*                                                                 56
     2,700  VIVUS, Inc.*                                                                   23
       300  Warner Chilcott Ltd. "A"*                                                       5
     1,300  Watson Pharmaceuticals, Inc.*                                                  38
                                                                                     --------
                                                                                        3,493
                                                                                     --------
            Total Health Care                                                          10,703
                                                                                     --------
     INDUSTRIALS (6.7%)
     ------------------
     AEROSPACE & DEFENSE (1.5%)
       200  AeroVironment, Inc.*                                                            6
       400  American Science and Engineering, Inc.                                         23
       300  Applied Energetics, Inc.*                                                       -
       100  Applied Signal Technology, Inc.                                                 1
       200  Argon ST, Inc.*                                                                 5
       300  Ascent Solar Technologies, Inc.*                                                3
     6,300  Boeing Co.                                                                    385
       100  Ducommun, Inc.*                                                                 3
     2,600  GenCorp, Inc.*                                                                 22
     1,200  General Dynamics Corp.                                                        107
     3,900  Goodrich Corp.                                                                192
       900  HEICO Corp.                                                                    31
       100  Herley Industries, Inc.*                                                        2
    13,200  Honeywell International, Inc.                                                 671
     1,100  Kaman Corp.                                                                    28
       200  L-3 Communications Holdings, Inc.                                              20
       300  Ladish Co., Inc.*                                                               6
       100  Lockheed Martin Corp.                                                          10
     4,300  Northrop Grumman Corp.                                                        290
     1,800  Orbital Sciences Corp.*                                                        45
     4,800  Raytheon Co.                                                                  273
       100  Stanley, Inc.*                                                                  3
     2,800  TASER International, Inc.*                                                     14
    12,100  United Technologies Corp.                                                     774
                                                                                     --------
                                                                                        2,914
                                                                                     --------
   AIR FREIGHT & LOGISTICS (0.2%)
      300   Atlas Air Worldwide Holdings, Inc.*                                            14
       100  Dynamex, Inc.*                                                                  3
    12,700  Pacer International, Inc.                                                     302
     1,500  United Parcel Service, Inc. "B"                                                95
       300  UTi Worldwide, Inc.                                                             5
                                                                                     --------
                                                                                          419
                                                                                     --------
   AIRLINES (0.2%)
     1,100  AMR Corp.*                                                                     10
     1,800  Continental Airlines, Inc. "B"*                                                25
     3,700  Delta Air Lines, Inc.*                                                         28
     5,700  JetBlue Airways Corp.*                                                         30
     1,200  Northwest Airlines Corp.*                                                      11
    11,400  Southwest Airlines Co.                                                        178
     5,100  UAL Corp.                                                                      42
     2,100  US Airways Group, Inc.*                                                        10
                                                                                     --------
                                                                                          334
                                                                                     --------
   BUILDING PRODUCTS (0.1%)
       300  AAON, Inc.                                                                      6
       100  American Woodmark Corp.                                                         2
     1,200  Apogee Enterprises, Inc.                                                       21
       700  Builders FirstSource, Inc.*                                                     3
       300  Griffon Corp.*                                                                  3
       500  Insteel Industries, Inc.                                                        9

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     1,500  Simpson Manufacturing Co., Inc.                                          $     36
       300  USG Corp.*                                                                      8
                                                                                     --------
                                                                                           88
                                                                                     --------
   COMMERCIAL PRINTING (0.0%)
       500  Bowne & Co., Inc.                                                               7
       300  Deluxe Corp.                                                                    4
       400  Ennis, Inc.                                                                     6
       900  InnerWorkings, Inc.*                                                           11
       100  Multi-Color Corp.                                                               2
                                                                                     --------
                                                                                           30
                                                                                     --------
   CONSTRUCTION & ENGINEERING (0.3%)
     2,800  AECOM Technology Corp.*                                                        80
     3,400  Fluor Corp.                                                                   276
       600  Foster Wheeler Ltd.*                                                           34
       700  Furmanite Corp.*                                                                6
       900  Great Lakes Dredge & Dock Corp.                                                 6
       500  Insituform Technologies, Inc. "A"*                                              9
       900  Jacobs Engineering Group, Inc.*                                                69
       600  KBR, Inc.                                                                      17
     2,300  MasTec, Inc.*                                                                  33
       200  Northwest Pipe Co.*                                                            12
       500  Orion Marine Group, Inc.*                                                       7
     1,200  Quanta Services, Inc.*                                                         37
       600  Shaw Group, Inc.*                                                              35
       200  Sterling Construction Co., Inc.*                                                4
                                                                                     --------
                                                                                          625
                                                                                     --------
   CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
       600  Accuride Corp.*                                                                 2
     1,600  AGCO Corp.*                                                                    96
     1,000  Blount International, Inc.*                                                    11
       900  Bucyrus International, Inc. "A"                                                63
     3,600  Caterpillar, Inc.                                                             250
       200  Commercial Vehicle Group, Inc.*                                                 2
     1,106  Cummins, Inc.                                                                  74
     1,900  Federal Signal Corp.                                                           27
     4,100  Force Protection, Inc.*                                                        14
       200  Greenbrier Cos., Inc.                                                           4
     1,600  Joy Global, Inc.                                                              116
       600  Lindsay Corp.                                                                  55
     7,574  Manitowoc Co., Inc.                                                           200
       300  Titan Machinery, Inc.*                                                          8
       300  Wabash National Corp.                                                           3
                                                                                     --------
                                                                                          925
                                                                                     --------
   DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
     2,600  Arrowhead Research Corp.*                                                       6
     1,100  CBIZ, Inc.*                                                                     9
       300  China Direct, Inc.*                                                             2
       300  China Security & Surveillance Technology, Inc.*                                 4
       900  Coinstar, Inc.*                                                                31
     1,700  Comfort Systems USA, Inc.                                                      23
       200  Cornell Companies, Inc.*                                                        5
       200  Corporate Executive Board Co.                                                   8
       800  CoStar Group, Inc.*                                                            40
       200  CRA International, Inc.*                                                        8
       600  Diamond Management & Technology Consultants, Inc.                               3
       100  Duff & Phelps Corp.*                                                            2
       600  Exponent, Inc.*                                                                18
       100  First Advantage Corp.*                                                          2
     2,900  FTI Consulting, Inc.*                                                         206
       800  G & K Services, Inc. "A"                                                       27
       800  GeoEye, Inc.*                                                                  17
       200  Hill International, Inc.*                                                       3
     1,400  IHS, Inc. "A"*                                                                 87
       500  LECG Corp.*                                                                     4
     1,000  McGrath RentCorp                                                               29
     2,300  Odyssey Marine Exploration, Inc.*                                              10
     2,000  PHH Corp.*                                                                     31
       400  Pike Electric Corp.*                                                            7
       500  Princeton Review, Inc.*                                                         4
       200  Protection One, Inc.*                                                           1
       500  RSC Holdings, Inc.*                                                             5
       800  Viad Corp.                                                                     24
                                                                                     --------
                                                                                          616
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     1,900  Acuity Brands, Inc.                                                      $     78
       700  Advanced Battery Technology*                                                    4
     1,800  American Superconductor Corp.*(a)                                              71
       300  China BAK Battery, Inc.*                                                        2
       300  Coleman Cable, Inc.*                                                            4
       400  Emerson Electric Co.                                                           20
       600  Encore Wire Corp.                                                              11
     1,800  Energy Conversion Devices, Inc.*                                              126
       100  EnerSys*                                                                        3
     4,500  Evergreen Solar, Inc.*                                                         42
       364  First Solar, Inc.*                                                            104
     2,800  FuelCell Energy, Inc.*                                                         23
       600  Fushi Copperweld, Inc.*                                                         9
       300  GrafTech International Ltd.*                                                    7
       200  Harbin Electric, Inc.*                                                          3
     1,000  Medis Technologies Ltd.*                                                        3
     1,100  Microvision, Inc.*                                                              3
       400  Orion Energy Systems, Inc.*                                                     2
       700  Polypore International, Inc.*                                                  18
       300  Powell Industries, Inc.*                                                       16
       155  SunPower Corp. "A"*                                                            12
       800  Superior Essex, Inc.*                                                          36
       700  Tecumseh Products Co. "A"*                                                     23
       395  Thomas & Betts Corp.*                                                          16
                                                                                     --------
                                                                                          636
                                                                                     --------
   ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     1,700  Energy Solutions, Inc.                                                         35
       500  Fuel Tech, Inc.*(a)                                                             9
       600  Republic Services, Inc.                                                        20
       800  Team, Inc.*                                                                    29
     4,600  Waste Connections, Inc.*                                                      167
     9,200  Waste Management, Inc.                                                        327
                                                                                     --------
                                                                                          587
                                                                                     --------
   HEAVY ELECTRICAL EQUIPMENT (0.0%)
       500  AZZ, Inc.*                                                                     23
     6,400  Capstone Turbine Corp.*                                                        20
       500  Comverge, Inc.*                                                                 5
                                                                                     --------
                                                                                           48
                                                                                     --------
   HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
      300   CDI Corp.                                                                       6
       200  Gevity HR, Inc.                                                                 2
       400  Heidrick & Struggles International, Inc.                                       11
     1,000  Hudson Highland Group, Inc.*                                                    9
       600  Kenexa Corp.*                                                                  11
     1,000  Kforce, Inc.*                                                                  10
         2  Manpower, Inc.                                                                  -
       600  On Assignment, Inc.*                                                            5
     1,100  Spherion Corp.*                                                                 5
     1,900  TrueBlue, Inc.*                                                                29
                                                                                     --------
                                                                                           88
                                                                                     --------
   INDUSTRIAL CONGLOMERATES (0.8%)
     3,050  3M Co.                                                                        215
    29,600  General Electric Co.                                                          837
       900  McDermott International, Inc.*                                                 43
       400  Raven Industries, Inc.                                                         15
       100  Standex International Corp.                                                     2
     1,900  Textron, Inc.                                                                  83
     1,000  Tredegar Corp.                                                                 16
     2,300  Tyco International Ltd.                                                       103
     1,300  Walter Industries, Inc.                                                       136
                                                                                     --------
                                                                                        1,450
                                                                                     --------
   INDUSTRIAL MACHINERY (0.6%)
     1,200  Altra Holdings, Inc.*                                                          20
       100  Ampco-Pittsburgh Corp.                                                          4
       300  Axsys Technologies, Inc.*                                                      22
       600  Badger Meter, Inc.                                                             34
       100  Barnes Group, Inc.                                                              2
     1,600  Briggs & Stratton Corp.                                                        22
     2,700  CLARCOR, Inc.                                                                 104
       300  Colfax Corp.*                                                                   8
     2,200  Dover Corp.                                                                   109

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
       300  Dynamic Materials Corp.                                                  $     10
       800  EnPro Industries, Inc.*                                                        29
       700  Flanders Corp.*                                                                 4
     1,700  Flow International Corp.*                                                      11
     1,400  Gardner Denver, Inc.*                                                          64
       600  Harsco Corp.                                                                   32
     6,700  Illinois Tool Works, Inc.                                                     314
       184  Ingersoll-Rand Co. Ltd. "A"                                                     7
       600  Kadant, Inc.*                                                                  13
     2,100  Kaydon Corp.                                                                  100
       800  Kennametal, Inc.                                                               24
       200  L.B. Foster Co. "A"*                                                            8
       300  Lincoln Electric Holdings, Inc.                                                24
       700  Middleby Corp.*                                                                33
     4,300  Mueller Water Products, Inc.                                                   39
       300  NN, Inc.                                                                        4
       100  Omega Flex, Inc.                                                                2
     1,700  Parker-Hannifin Corp.                                                         105
       100  Peerless Manufacturing Co.*                                                     5
       600  RBC Bearings, Inc.*                                                            20
       300  Sun Hydraulics Corp.                                                           12
       200  Thermadyne Holdings Corp.*                                                      3
       700  TriMas Corp.*                                                                   5
       600  Watts Water Technologies, Inc. "A"                                             18
                                                                                     --------
                                                                                        1,211
                                                                                     --------
   MARINE (0.1%)
     2,300  American Commercial Lines, Inc.*                                               26
       200  Eagle Bulk Shipping, Inc.                                                       6
       900  Genco Shipping & Trading Ltd.                                                  61
     1,400  Horizon Lines, Inc.                                                            17
       500  Kirby Corp.*                                                                   24
       200  TBS International Ltd. "A"*                                                     7
       500  Ultrapetrol Bahamas Ltd.*                                                       6
                                                                                     --------
                                                                                          147
                                                                                     --------
   OFFICE SERVICES & SUPPLIES (0.3%)
     6,300  Herman Miller, Inc.                                                           165
     1,700  HNI Corp.                                                                      37
       300  ICT Group, Inc.*                                                                2
     3,100  IKON Office Solutions, Inc.                                                    44
       400  PeopleSupport, Inc.*                                                            4
    26,400  Steelcase, Inc. "A"                                                           263
                                                                                     --------
                                                                                          515
                                                                                     --------
   RAILROADS  (0.2%)
     2,300  CSX Corp.                                                                     155
       500  Norfolk Southern Corp.                                                         36
     3,100  Union Pacific Corp.                                                           256
                                                                                     --------
                                                                                          447
                                                                                     --------
   TRADING COMPANIES & DISTRIBUTORS (0.6%)
      400   Aceto Corp.                                                                     3
     1,900  Aircastle Ltd.                                                                 21
     2,000  Beacon Roofing Supply, Inc.*                                                   27
       300  Electro Rent Corp.                                                              4
    20,200  GATX Corp.                                                                    918
       700  Houston Wire & Cable Co.                                                       14
       300  Interline Brands, Inc.*                                                         5
       400  MSC Industrial Direct Co., Inc. "A"                                            19
       800  Rush Enterprises, Inc.*                                                         9
       200  TAL International Group, Inc.                                                   5
       400  United Rentals, Inc.*                                                           6
     1,100  Watsco, Inc.                                                                   55
                                                                                     --------
                                                                                        1,086
                                                                                     --------
   TRUCKING (0.3%)
     2,500  Avis Budget Group, Inc.*                                                       15
       300  Celadon Group, Inc.*                                                            4
     1,200  Dollar Thrifty Automotive Group, Inc.*                                          4
        25  Hertz Global Holdings, Inc.*                                                    -
     4,248  JB Hunt Transport Services, Inc.                                              157
     2,600  Knight Transportation, Inc.                                                    49
       200  Marten Transport, Ltd.*                                                         4
       200  Saia, Inc.*                                                                     4
    11,700  Werner Enterprises, Inc.                                                      279
     2,300  YRC Worldwide, Inc.*                                                           39
                                                                                     --------
                                                                                          555
                                                                                     --------
            Total Industrials                                                          12,721
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (8.5%)
   ----------------------------
   APPLICATION SOFTWARE (0.3%)
     2,700  Actuate Corp.*                                                           $     12
       900  Amdocs Ltd.*                                                                   27
       400  Ansoft Corp.*                                                                  14
     3,300  ANSYS, Inc.*                                                                  151
     1,000  Autodesk, Inc.*                                                                32
       200  Bottomline Technologies, Inc.*                                                  2
       300  Callidus Software, Inc.*                                                        1
     2,000  Compuware Corp.*                                                               22
       900  Concur Technologies, Inc.*                                                     37
       500  Deltek, Inc.*                                                                   4
       500  Digimarc Corp.*                                                                 7
     2,700  Epicor Software Corp.*                                                         18
     1,300  Epiq Systems, Inc.*                                                            15
       400  Gerber Scientific, Inc.*                                                        5
       400  Guidance Software, Inc.*                                                        4
     2,300  Intervoice, Inc.*                                                              19
       600  JDA Software Group, Inc.*                                                      10
     1,900  Magma Design Automation, Inc.*                                                 12
     1,000  Manhattan Associates, Inc.*                                                    25
       300  Monotype Imaging Holdings, Inc.*                                                4
     2,000  MSC Software Corp.*                                                            25
     1,300  NetScout Systems, Inc.*                                                        18
       500  QAD, Inc.                                                                       4
       703  salesforce.com, Inc.*                                                          45
     1,000  Secure Computing Corp.*                                                         4
     1,200  Smith Micro Software, Inc.*                                                     9
     1,500  Solera Holdings, Inc.*                                                         44
       300  Sonic Solutions, Inc.*                                                          2
       500  SPSS, Inc.*                                                                    17
       400  SuccessFactors, Inc.*                                                           4
       200  Synchronoss Technologies, Inc.*                                                 2
     1,000  Taleo Corp. "A"*                                                               19
     1,700  Tyler Technologies, Inc.*                                                      27
     1,100  Ultimate Software Group, Inc.*                                                 29
                                                                                     --------
                                                                                          670
                                                                                     --------
   COMMUNICATIONS EQUIPMENT (1.6%)
    15,500  3com Corp.*                                                                    29
       400  Acme Packet, Inc.*                                                              2
     3,100  Adaptec, Inc.*                                                                 11
    47,800  Arris Group, Inc.*                                                            458
       900  Aruba Networks, Inc.*                                                           5
       200  Bel Fuse, Inc.                                                                  6
       400  Black Box Corp.                                                                12
     2,000  Bookham, Inc.*                                                                  4
    30,200  Cisco Systems, Inc.*                                                          664
       100  Clearwire Corp.*                                                                1
     1,100  Cogo Group, Inc.*                                                               5
    14,400  Corning, Inc.                                                                 288
     1,400  Echelon Corp.*                                                                 15
       700  EMS Technologies, Inc.*                                                        15
     2,100  Extreme Networks, Inc.*                                                         6
    11,200  Foundry Networks, Inc.*                                                       195
       200  Globecomm Systems, Inc.*                                                        2
     1,000  Harris Stratex Networks, Inc. "A"*                                              7
     3,500  Infinera Corp.*                                                                39
     2,200  Ixia*                                                                          19
     2,300  Juniper Networks, Inc.*                                                        60
       100  Loral Space & Communications, Inc.*                                             2
       800  Neutral Tandem, Inc.*                                                          14
     1,000  Nextwave Wireless, Inc.*                                                        3
     3,577  Nortel Networks Corp.*                                                         27
       200  Oplink Communications, Inc.*                                                    2
     1,000  ORBCOMM, Inc.*                                                                  7
       200  Parkervision, Inc.*                                                             2
       200  PCTEL, Inc.                                                                     2
     5,700  Powerwave Technologies, Inc.*                                                  23
    16,553  QUALCOMM, Inc.                                                                916
       200  Radyne Corp.*                                                                   2
       100  Riverbed Technology, Inc.*                                                      2
       300  SeaChange International, Inc.*                                                  2
       700  ShoreTel, Inc.*                                                                 4
     9,100  Sonus Networks, Inc.*                                                          33
     8,700  Sycamore Networks, Inc.*                                                       30
       800  Symmetricom, Inc.*                                                              4
     2,400  Tekelec*                                                                       38
     1,500  Tellabs, Inc.*                                                                  8
     3,800  UTStarcom, Inc.*                                                               18
                                                                                     --------
                                                                                        2,982
                                                                                     --------

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   COMPUTER HARDWARE (1.0%)
     2,100  Apple, Inc.*                                                             $    334
       900  Avid Technology, Inc.*                                                         20
     1,200  Data Domain, Inc.*                                                             26
     7,600  Dell, Inc.*                                                                   187
    18,200  Hewlett-Packard Co.                                                           815
     3,700  International Business Machines Corp.                                         473
     4,100  Palm, Inc.                                                                     27
       500  Stratasys, Inc.*                                                                8
       400  Super Micro Computer, Inc.*                                                     3
       800  Teradata Corp.*                                                                19
                                                                                     --------
                                                                                        1,912
                                                                                     --------
   COMPUTER STORAGE & PERIPHERALS (0.3%)
      300   Hutchinson Technology, Inc.*                                                    4
     2,200  Hypercom Corp.*                                                                11
       500  Immersion Corp.*                                                                4
     9,100  Intermec, Inc.*                                                               171
       200  Intevac, Inc.*                                                                  2
     5,900  Lexmark International, Inc. "A"*                                              207
     1,400  NetApp, Inc.*                                                                  36
     1,500  Novatel Wireless, Inc.*                                                        14
     1,200  QLogic Corp.*                                                                  23
     1,300  Rackable Systems, Inc.*                                                        16
       400  Seagate Technology                                                              6
       800  STEC, Inc.*                                                                     8
     1,700  Synaptics, Inc.*                                                               82
       181  Western Digital Corp.*                                                          5
                                                                                     --------
                                                                                          589
                                                                                     --------
   DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     3,800  Automatic Data Processing, Inc.                                               162
     1,400  Broadridge Financial Solutions, Inc.*                                          29
       200  ExlService Holdings, Inc.*                                                      3
     1,500  Global Cash Access Holdings, Inc.*                                              9
       600  Heartland Payment Systems, Inc.                                                14
       400  Metavante Technologies, Inc.*                                                   9
       200  Paychex, Inc.                                                                   7
     1,000  TNS, Inc.*                                                                     23
     2,800  VeriFone Holdings, Inc.*                                                       42
     2,100  Visa, Inc. "A"*                                                               153
     1,600  Western Union Co.                                                              44
                                                                                     --------
                                                                                          495
                                                                                     --------
   ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
     1,200  Amphenol Corp. "A"                                                             57
       600  Authentec, Inc.*                                                                5
    20,400  Cogent, Inc.*                                                                 207
       500  DTS, Inc.*                                                                     14
       500  Electro Scientific Industries, Inc.*                                            8
     3,200  Elixir Gaming Technologies, Inc.*                                               4
       400  FARO Technologies, Inc.*                                                        9
    10,700  FLIR Systems, Inc.*                                                           436
       900  Franklin Electric Co., Inc.                                                    37
       500  IPG Photonics Corp.*                                                            9
     2,400  L-1 Identity Solutions, Inc.*                                                  32
       900  Littelfuse, Inc.*                                                              29
       200  Maxwell Technologies, Inc.*                                                     3
       200  Measurement Specialties, Inc.*                                                  3
       500  MTS Systems Corp.                                                              21
     1,600  Newport Corp.*                                                                 17
       700  OSI Systems, Inc.*                                                             15
       600  Universal Display Corp.*                                                        8
                                                                                     --------
                                                                                          914
                                                                                     --------
   ELECTRONIC MANUFACTURING SERVICES (0.1%)
     1,500  CTS Corp.                                                                      19
       200  Excel Technology, Inc.*                                                         6
     1,200  Jabil Circuit, Inc.                                                            20
     1,600  KEMET Corp.*                                                                    2
       800  Methode Electronics, Inc.                                                       9
       100  Multi - Fineline Electronix, Inc.*                                              3
       800  Park Electrochemical Corp.                                                     20
     3,800  Sanmina-SCI Corp.*                                                              7
       500  Smart Modular Technologies, Inc.*                                               2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     1,800  TTM Technologies, Inc.*                                                  $     20
     2,300  Tyco Electronics Ltd.                                                          76
                                                                                     --------
                                                                                          184
                                                                                     --------
   HOME ENTERTAINMENT SOFTWARE (0.1%)
       400  Activision Blizzard, Inc.*                                                     14
     1,800  Electronic Arts, Inc.*                                                         78
     5,700  Take-Two Interactive Software, Inc.*                                          130
     1,400  THQ, Inc.*                                                                     21
                                                                                     --------
                                                                                          243
                                                                                     --------
   INTERNET SOFTWARE & SERVICES (0.6%)
     3,500  Ariba, Inc.*                                                                   57
     5,800  Art Technology Group, Inc.*                                                    21
     1,500  AsiaInfo Holdings, Inc.*                                                       21
       500  Bankrate, Inc.*                                                                16
       200  Bidz.com, Inc.*(a)                                                              2
     1,500  Chordiant Software, Inc.*                                                       8
     2,000  CMGI, Inc.*                                                                    24
       800  comScore, Inc.*                                                                15
       600  Constant Contact, Inc.*                                                        11
     1,000  DivX, Inc.*                                                                     8
     2,000  eBay, Inc.*                                                                    50
       600  Google, Inc. "A"*                                                             284
     1,100  Greenfield Online, Inc.*                                                       15
     1,100  HSW International, Inc.*                                                        4
       600  InfoSpace, Inc.                                                                 6
     3,200  Internap Network Services Corp.*                                               15
       700  Internet Capital Group, Inc.*                                                   6
     2,100  Interwoven, Inc.*                                                              30
     1,000  Loopnet, Inc.*                                                                 11
       400  Marchex, Inc.                                                                   5
     1,800  NIC, Inc.                                                                      13
       700  Omniture, Inc.*                                                                12
     1,000  Online Resources Corp.*                                                         7
     1,500  Perficient, Inc.*                                                              15
     1,200  S1 Corp.*                                                                      10
     3,200  Sohu.com, Inc.*                                                               242
     1,600  SonicWALL, Inc.*                                                                9
       900  Switch & Data Facilities Co., Inc.*                                            15
       300  TeleCommunication Systems, Inc.*                                                2
     3,100  Terremark Worldwide, Inc.*                                                     21
       300  Vignette Corp.*                                                                 3
     1,900  VistaPrint Ltd.*(a)                                                            49
       700  Vocus, Inc.*                                                                   25
     6,500  Yahoo!, Inc.*                                                                 129
                                                                                     --------
                                                                                        1,161
                                                                                     --------
   IT CONSULTING & OTHER SERVICES (0.3%)
      300   Accenture Ltd. "A"                                                             13
     2,400  Acxiom Corp.                                                                   31
     1,300  CIBER, Inc.*                                                                    9
       600  Cognizant Technology Solution Corp. "A"*                                       17
       600  Forrester Research, Inc.*                                                      20
       400  Hackett Group, Inc.*                                                            3
       200  Integral Systems, Inc.                                                          9
       700  Maximus, Inc.                                                                  26
    29,900  MPS Group, Inc.*                                                              344
     1,700  Ness Technologies, Inc.*                                                       21
       700  RightNow Technologies, Inc.*                                                   11
       300  SI International, Inc.*                                                         5
     1,400  Sykes Enterprises, Inc.*                                                       25
     1,600  Unisys Corp.*                                                                   6
       400  Virtusa Corp.*                                                                  3
                                                                                     --------
                                                                                          543
                                                                                     --------
   SEMICONDUCTOR EQUIPMENT (0.5%)
     1,400  Advanced Energy Industries, Inc.*                                              19
    19,800  Applied Materials, Inc.                                                       343
     2,700  Asyst Technologies, Inc.*                                                      12
     4,200  Axcelis Technologies, Inc.*                                                    21
     5,700  Brooks Automation, Inc.*                                                       45
       900  Cabot Microelectronics Corp.*                                                  35
       400  Cohu, Inc.                                                                      6
     2,100  Cymer, Inc.*                                                                   56
     3,200  Emcore Corp.*                                                                  16
     8,100  Entegris, Inc.*                                                                51
     3,000  KLA-Tencor Corp.                                                              113
     2,400  Kulicke & Soffa Industries, Inc.*                                              15

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
       500  Lam Research Corp.*                                                      $     16
     4,100  LTX Corp.*                                                                      9
     2,900  Mattson Technology, Inc.*                                                      13
     2,300  MEMC Electronic Materials, Inc.*                                              106
       400  Photronics, Inc.*                                                               2
       300  Rubicon Technology, Inc.*                                                       4
       300  Rudolph Technologies, Inc.*                                                     3
       200  Semitool, Inc.*                                                                 2
     1,300  Teradyne, Inc.*                                                                12
       200  Ultra Clean Holdings, Inc.*                                                     1
       400  Ultratech, Inc.*                                                                6
       700  Veeco Instruments, Inc.*                                                       11
                                                                                     --------
                                                                                          917
                                                                                     --------
   SEMICONDUCTORS (1.9%)
       400  Actel Corp.*                                                                    6
     2,300  Advanced Analogic Technologies, Inc.*                                          10
     2,900  Advanced Micro Devices, Inc.*                                                  12
    14,100  Amkor Technology, Inc.*                                                       124
     2,700  ANADIGICS, Inc.*                                                               16
    16,800  Analog Devices, Inc.                                                          513
     1,700  Applied Micro Circuits Corp.*                                                  13
     2,100  Atmel Corp.*                                                                    7
     1,300  Broadcom Corp. "A"*                                                            32
       700  Cavium Networks, Inc.*                                                         11
       400  Ceva, Inc.*                                                                     3
     3,600  Cirrus Logic, Inc.*                                                            20
       400  Cree, Inc.*                                                                     8
     3,300  Cypress Semiconductor Corp.*                                                   90
       100  Diodes, Inc.*                                                                   3
       400  Entropic Communications, Inc.*                                                  1
       700  Exar Corp.*                                                                     5
       400  Hittite Microwave Corp.*                                                       13
    37,500  Intel Corp.                                                                   832
       200  International Rectifier Corp.*                                                  3
       900  Intersil Corp. "A"                                                             22
       400  IXYS Corp.*                                                                     5
     2,600  Lattice Semiconductor Corp.*                                                    6
     2,400  Marvell Technology Group Ltd.*                                                 36
     2,600  Micrel, Inc.                                                                   25
     4,300  Microchip Technology, Inc.                                                    137
     3,000  Micron Technology, Inc.*                                                       14
     3,600  Microtune, Inc.*                                                               12
     2,700  MIPS Technologies, Inc.*                                                       10
     1,100  Monolithic Power Systems, Inc.*                                                24
       500  NetLogic Microsystems, Inc.*(a)                                                16
     8,300  NVIDIA Corp.*                                                                  95
     1,500  OmniVision Technologies, Inc.*                                                 16
    27,400  ON Semiconductor Corp.*                                                       257
       200  Pericom Semiconductor Corp.*                                                    3
    32,600  PMC-Sierra, Inc.*                                                             236
       300  Power Integrations, Inc.*                                                       8
       800  Rambus, Inc.*                                                                  13
    11,800  RF Micro Devices, Inc.*                                                        39
     1,200  Sigma Designs, Inc.*                                                           21
     3,700  Silicon Image, Inc.*                                                           26
       900  Silicon Storage Technology, Inc.*                                               3
     3,300  SiRF Technology Holdings, Inc.*                                                11
     1,700  Spansion, Inc. "A"*                                                             4
       900  Standard Microsystems Corp.*                                                   24
       100  Supertex, Inc.*                                                                 3
       200  Techwell, Inc.*                                                                 2
    30,200  Texas Instruments, Inc.                                                       736
     4,100  Trident Microsystems, Inc.*                                                    12
     5,600  TriQuint Semiconductor, Inc.*                                                  32
     1,100  Volterra Semiconductor Corp.*                                                  18
    11,100  Zoran Corp.*                                                                   92
                                                                                     --------
                                                                                        3,680
                                                                                     --------
   SYSTEMS SOFTWARE (1.0%)
       200  ArcSight, Inc.*                                                                 2
    12,400  BMC Software, Inc.*                                                           408
     1,500  CommVault Systems, Inc.*                                                       23
       200  DemandTec, Inc.*                                                                2
       400  Double-Take Software, Inc.*                                                     5
     1,800  FalconStor Software, Inc.*                                                     13
     2,500  Macrovision Solutions Corp.*                                                   38
    39,900  Microsoft Corp.                                                             1,026
    13,200  Oracle Corp.*                                                                 284
       500  Phoenix Technologies Ltd.*                                                      6
       800  Quality Systems, Inc.                                                          26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
     1,000  Radiant Systems, Inc.*                                                   $     11
       100  Sybase, Inc.*                                                                   3
       500  Symantec Corp.*                                                                11
       300  VASCO Data Security International, Inc.*                                        4
       100  VMware, Inc. "A"*                                                               4
     3,000  Wind River Systems, Inc.*                                                      35
                                                                                     --------
                                                                                        1,901
                                                                                     --------
   TECHNOLOGY DISTRIBUTORS (0.0%)
       200  Agilysys, Inc.                                                                  2
       300  Avnet, Inc.*                                                                    8
       700  SYNNEX Corp.*                                                                  16
       200  TechTarget, Inc.*                                                               2
                                                                                     --------
                                                                                           28
                                                                                     --------
            Total Information Technology                                               16,219
                                                                                     --------
   MATERIALS (3.0%)
   ----------------
   COMMODITY CHEMICALS (0.0%)
     1,600  Calgon Carbon Corp.*                                                           30
       500  Innophos Holdings, Inc.                                                        15
       300  NL Industries, Inc.                                                             3
       300  Spartech Corp.                                                                  3
                                                                                     --------
                                                                                           51
                                                                                     --------
   CONSTRUCTION MATERIALS (0.1%)
       100  Eagle Materials, Inc.                                                           2
       900  Headwaters, Inc.*                                                              12
       200  Martin Marietta Materials, Inc.(a)                                             21
       400  Texas Industries, Inc.                                                         21
       900  U.S. Concrete, Inc.*                                                            3
       400  Vulcan Materials Co.                                                           26
                                                                                     --------
                                                                                           85
                                                                                     --------
   DIVERSIFIED CHEMICALS (0.6%)
     4,500  Dow Chemical Co.                                                              150
       100  E.I. du Pont de Nemours & Co.                                                   4
     7,200  Eastman Chemical Co.                                                          432
       400  FMC Corp.                                                                      30
     8,300  Hercules, Inc.                                                                166
       500  Huntsman Corp.                                                                  7
     1,100  Olin Corp.                                                                     33
     3,400  PPG Industries, Inc.                                                          206
     1,100  ShengdaTech, Inc.*(a)                                                          11
     2,500  Solutia, Inc.*                                                                 38
                                                                                     --------
                                                                                        1,077
                                                                                     --------
   DIVERSIFIED METALS & MINING (0.1%)
       900  Brush Engineered Materials, Inc.*                                              22
       129  Freeport-McMoRan Copper & Gold, Inc.                                           13
     1,500  Horsehead Holding Corp.*                                                       18
     1,700  Southern Copper Corp.                                                          47
                                                                                     --------
                                                                                          100
                                                                                     --------
   FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
       300  American Vanguard Corp.                                                         4
     1,200  CF Industries Holdings, Inc.                                                  196
     2,500  Monsanto Co.                                                                  298
     2,000  Mosaic Co.*                                                                   254
     3,300  Terra Industries, Inc.                                                        178
                                                                                     --------
                                                                                          930
                                                                                     --------
   FOREST PRODUCTS (0.0%)
       300  Louisiana-Pacific Corp.                                                         3
                                                                                     --------
   GOLD (0.1%)
     2,100  Allied Nevada Gold Corp.*                                                      13
    27,800  Coeur d'Alene Mines Corp.*                                                     80
     2,000  Newmont Mining Corp.                                                           96
     1,300  Royal Gold, Inc.                                                               47
                                                                                     --------
                                                                                          236
                                                                                     --------
   INDUSTRIAL GASES (0.5%)
     2,500  Air Products & Chemicals, Inc.                                                238
     2,500  Airgas, Inc.                                                                  143
     6,200  Praxair, Inc.                                                                 581
                                                                                     --------
                                                                                          962
                                                                                     --------

42

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   METAL & GLASS CONTAINERS (0.3%)
       600  Ball Corp.                                                               $     27
       300  Bway Holding Co.*                                                               3
    15,200  Crown Holdings, Inc.*                                                         426
     1,100  Myers Industries, Inc.                                                         12
     3,400  Owens-Illinois, Inc.*                                                         144
                                                                                     --------
                                                                                          612
                                                                                     --------
   PAPER PACKAGING (0.1%)
       100  Bemis Co., Inc.                                                                 3
     1,700  Boise, Inc.*                                                                    6
     7,100  Graphic Packaging Holding Co.*                                                 16
     3,100  Packaging Corp. of America                                                     79
     1,200  Sealed Air Corp.                                                               26
     1,000  Smurfit-Stone Container Corp.*                                                  6
       100  Sonoco Products Co.                                                             3
       100  Temple-Inland, Inc.                                                             2
                                                                                     --------
                                                                                          141
                                                                                     --------
   PAPER PRODUCTS (0.0%)
     1,900  AbitibiBowater, Inc.                                                           16
     2,200  Domtar Corp.*                                                                  12
     1,900  Glatfelter                                                                     28
       100  MeadWestVaco Corp.                                                              3
       700  Mercer International, Inc.*                                                     4
                                                                                     --------
                                                                                           63
                                                                                     --------
   PRECIOUS METALS & MINERALS (0.0%)
     5,700  Hecla Mining Co.*                                                              52
       100  Stillwater Mining Co.*                                                          1
                                                                                     --------
                                                                                           53
                                                                                     --------
   SPECIALTY CHEMICALS (0.2%)
     1,100  A. Schulman, Inc.                                                              26
       500  Balchem Corp.                                                                  13
       300  Cytec Industries, Inc.                                                         16
     1,700  Ferro Corp.                                                                    37
       700  Flotek Industries, Inc.*                                                       13
       100  GenTek, Inc.*                                                                   3
     2,900  H.B. Fuller Co.                                                                72
       300  ICO, Inc.*                                                                      1
     1,000  Innospec, Inc.                                                                 18
       200  Landec Corp.*                                                                   2
       400  Lubrizol Corp.                                                                 20
     3,800  Polyone Corp.*                                                                 28
       100  Quaker Chemical Corp.                                                           3
       200  Rohm & Haas Co.                                                                15
       100  Sensient Technologies Corp.                                                     3
       300  Symyx Technologies, Inc.*                                                       3
     4,200  W.R. Grace & Co.*                                                             108
       500  Zep, Inc.                                                                       8
     1,100  Zoltek Companies, Inc.*                                                        25
                                                                                     --------
                                                                                          414
                                                                                     --------
    STEEL (0.5%)
     4,600  AK Steel Holding Corp.                                                        292
       700  AM Castle & Co.                                                                14
       800  China Precision Steel, Inc.*(a)                                                 4
       400  Esmark, Inc.*                                                                   8
     1,100  Gibraltar Industries, Inc.                                                     17
       500  Haynes International, Inc.*                                                    24
     2,000  Nucor Corp.                                                                   115
       300  Olympic Steel, Inc.                                                            15
     3,600  Schnitzer Steel Industries, Inc. "A"                                          325
       300  Sutor Technology Group Ltd.*                                                    2
     1,700  Worthington Industries, Inc.                                                   30
                                                                                     --------
                                                                                          846
                                                                                     --------
            Total Materials                                                             5,573
                                                                                     --------
    TELECOMMUNICATION SERVICES (1.0%)
    ---------------------------------
    ALTERNATIVE CARRIERS (0.0%)
     1,700  Cogent Communications Group, Inc.*                                             21
     1,400  Global Crossing Ltd.*                                                          23
     1,000  Globalstar, Inc.*                                                               3
     2,000  iBasis, Inc.                                                                    8
     7,300  Level 3 Communications, Inc.*                                                  25
     2,400  Vonage Holdings Corp.*                                                          3
                                                                                     --------
                                                                                           83
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
     1,400  Alaska Communications Systems Group, Inc.                                $     18
    16,196  AT&T, Inc.                                                                    499
    11,100  Cincinnati Bell, Inc.*                                                         43
     2,100  Embarq Corp.                                                                   96
     5,248  Fairpoint Communications, Inc.                                                 36
       200  Hungarian Telephone and Cable Corp.*                                            5
     5,500  NeuStar, Inc. "A"*                                                            115
     7,700  Qwest Communications International, Inc.                                       30
    21,900  Verizon Communications, Inc.                                                  745
     5,500  Windstream Corp.                                                               66
                                                                                     --------
                                                                                        1,653
                                                                                     --------
   WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     3,500  ICO Global Communications Holdings Ltd.*                                       14
       500  iPCS, Inc.*                                                                    13
       100  Leap Wireless International, Inc.*                                              4
       400  Rural Cellular Corp.*                                                          18
       800  Starent Networks Corp.*                                                        10
     1,100  Syniverse Holdings, Inc.*                                                      18
       700  Telephone & Data Systems, Inc.                                                 30
       100  U.S. Cellular Corp.*                                                            6
     1,300  Virgin Mobile USA, Inc.*                                                        4
                                                                                     --------
                                                                                          117
                                                                                     --------
            Total Telecommunication Services                                            1,853
                                                                                     --------
   UTILITIES (1.8%)
   ----------------
   ELECTRIC UTILITIES (0.4%)
       100  Central Vermont Public Service Corp.                                            2
       600  CH Energy Group, Inc.                                                          22
       100  Cleco Corp.                                                                     3
     1,300  Duke Energy Corp.                                                              23
     5,800  Edison International                                                          280
     1,200  El Paso Electric Co.*                                                          25
     1,400  Empire District Electric Co.                                                   29
     3,800  FPL Group, Inc.                                                               245
     1,309  Great Plains Energy, Inc.                                                      33
       800  MGE Energy, Inc.                                                               28
     1,000  UIL Holdings Corp.                                                             31
                                                                                     --------
                                                                                          721
                                                                                     --------
   GAS UTILITIES (0.7%)
       300  EnergySouth, Inc.                                                              18
       800  Laclede Group, Inc.                                                            34
     5,900  National Fuel Gas Co.                                                         294
     8,300  Nicor, Inc.                                                                   330
     8,300  Northwest Natural Gas Co.                                                     376
     3,200  Piedmont Natural Gas Co., Inc.                                                 86
     6,200  UGI Corp.                                                                     168
       500  WGL Holdings, Inc.                                                             17
                                                                                     --------
                                                                                        1,323
                                                                                     --------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     1,700  Constellation Energy Group, Inc.                                              141
       200  Enernoc, Inc.*                                                                  3
       200  Synthesis Energy Systems, Inc.*                                                 2
                                                                                     --------
                                                                                          146
                                                                                     --------
   MULTI-UTILITIES (0.6%)
       200  Avista Corp.                                                                    5
     1,800  Calpine Corp.*                                                                 31
     3,600  Dominion Resources, Inc.                                                      159
       700  Energy East Corp.                                                              17
     3,500  NSTAR                                                                         111
    10,200  PG&E Corp.                                                                    393
     5,100  Public Service Enterprise Group, Inc.                                         213
       600  Puget Energy, Inc.                                                             17
     1,000  Sempra Energy                                                                  56
     7,700  TECO Energy, Inc.                                                             143
                                                                                     --------
                                                                                        1,145
                                                                                     --------

44

 P O R T F O L I O
==================--------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

PRINCIPAL
   AMOUNT                                                                              MARKET
  $(000)/                                                                               VALUE
   SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   WATER UTILITIES (0.0%)
       500  American States Water Co.                                                $     18
       600  Aqua America, Inc.                                                             10
       800  California Water Service Group                                                 29
       200  Consolidated Water Co. Ltd.                                                     4
       200  Middlesex Water Co.                                                             4
       400  SJW Corp.                                                                      10
       300  Southwest Water Co.                                                             3
                                                                                     --------
                                                                                           78
                                                                                     --------
            Total Utilities                                                             3,413
                                                                                     --------
            Total Common Stocks (cost: $112,384)                                      104,820
                                                                                     --------

PREFERRED SECURITIES (1.4%)

   CONSUMER STAPLES (0.2%)
   -----------------------
   AGRICULTURAL PRODUCTS (0.2%)
     5,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
              perpetual(c)                                                                402
                                                                                     --------
   FINANCIALS (0.6%)
   -----------------
   LIFE & HEALTH INSURANCE (0.1%)
    15,000  Delphi Financial Group, Inc., 7.38%, 5/01/2067                                270
                                                                                     --------
   PROPERTY & CASUALTY INSURANCE (0.1%)
     2,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                  202
                                                                                     --------
   REINSURANCE (0.4%)
       500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                           313
      $500  Swiss Re Capital I LP, 6.85%, perpetual(c)                                    429
                                                                                     --------
                                                                                          742
                                                                                     --------

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES  SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   THRIFTS & MORTGAGE FINANCE (0.0%)
    20,000  IndyMac Bank, F.S.B., 8.50%*(c)                                          $      1
     1,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible,
              perpetual                                                                    24
                                                                                     --------
                                                                                           25
                                                                                     --------
            Total Financials                                                            1,239
                                                                                     --------
   TELECOMMUNICATION SERVICES (0.3%)
   ---------------------------------
   WIRELESS TELECOMMUNICATION SERVICES (0.3%)
       500  Centaur Funding Corp., 9.08%(c)                                               499
                                                                                     --------
   U.S. GOVERNMENT (0.3%)
   ----------------------
    20,000  Fannie Mae, 8.25%, perpetual(b)                                               338
    10,000  Freddie Mac, 8.38%, perpetual(b)                                              171
                                                                                     --------
            Total U.S. Government                                                         509
                                                                                     --------
            Total Preferred Securities (cost: $3,911)                                   2,649
                                                                                     --------
EXCHANGE-TRADED FUNDS (10.8%)
   245,090  iShares MSCI EAFE Index Fund(d)                                            16,272
     9,300  iShares Russell 1000 Growth Index Fund                                        502
    56,100  iShares Russell 1000 Index Fund                                             3,897
                                                                                     --------
            Total Exchange-Traded Funds (cost: $21,308)                                20,671
                                                                                     --------

RIGHTS (0.0%)

   CONSUMER DISCRETIONARY (0.0%)
   -----------------------------
   HOMEBUILDING (0.0%)
     1,300  Standard Pacific Corp. (cost: $0)                                               -
                                                                                     --------
            Total Equity Securities (cost: $137,603)                                  128,140
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            BONDS (29.9%)

            CORPORATE OBLIGATIONS (11.8%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
  $   250   Kellwood Co.(d)                                                    7.63%       10/15/2017       $    154
                                                                                                            --------
            BROADCASTING & CABLE TV (0.3%)
      500   Liberty Media Corp.(d)                                             7.88         7/15/2009            507
                                                                                                            --------
            HOMEBUILDING (0.7%)
      500   Centex Corp.(d)                                                    7.50         1/15/2012            450
    1,000   Lennar Corp.(d)                                                    7.63         3/01/2009            988
                                                                                                            --------
                                                                                                               1,438
                                                                                                            --------
            HOUSEHOLD APPLIANCES (0.2%)
      500   Stanley Works Capital Trust I(d)                                   5.90        12/01/2045            396
                                                                                                            --------
            Total Consumer Discretionary                                                                       2,495
                                                                                                            --------
            ENERGY (0.2%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      500   Sabine Pass LNG, LP(d)                                             7.25        11/30/2013            435
                                                                                                            --------
            FINANCIALS (7.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
      500   American Capital Strategies Ltd.(d)                                6.85         8/01/2012            455
                                                                                                            --------
            CONSUMER FINANCE (0.2%)
      500   General Motors Acceptance Corp.(d)                                 6.75        12/01/2014            287
                                                                                                            --------
            DIVERSIFIED BANKS (0.2%)
      500   BayernLB Capital Trust I                                           6.20         3/29/2049            345
                                                                                                            --------
            LIFE & HEALTH INSURANCE (0.4%)
    1,000   Great-West Life & Annuity Insurance Co.(c),(d)                     7.15         5/16/2046            827
                                                                                                            --------
            MULTI-LINE INSURANCE (0.5%)
      500   Oil Casualty Insurance Ltd.(c),(d)                                 8.00         9/15/2034            446
      500   Oil Insurance Ltd.(c),(d)                                          7.56                 -(e)         426
                                                                                                            --------
                                                                                                                 872
                                                                                                            --------

46

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (1.7%)
   $  500   Assured Guaranty U.S. Holdings, Inc.                               6.40%       12/15/2066       $    298
      500   Fidelity National Title Group, Inc.(d)                             5.25         3/15/2013            482
      500   Fund American Companies, Inc.(d)                                   5.88         5/15/2013            465
      500   Markel Corp.(d)                                                    6.80         2/15/2013            516
      500   MBIA Insurance Co.(c)                                             14.00         1/15/2033            275
      500   Ohio Casualty Corp.(d)                                             7.30         6/15/2014            504
      500   Travelers Companies, Inc.(d)                                       6.25         3/15/2037            423
      500   XL Capital Ltd.(d)                                                 6.50                 -(e)         326
                                                                                                            --------
                                                                                                               3,289
                                                                                                            --------
            REGIONAL BANKS (2.7%)
    1,000   CBG Florida REIT Corp.(c)                                          7.11                 -(e)         286
    1,000   First Republic Bank Corp.(d)                                       7.75         9/15/2012          1,023
    1,000   Fulton Capital Trust I(d)                                          6.29         2/01/2036            590
      500   Huntington Capital III                                             6.65         5/15/2037            266
      500   National City Preferred Capital Trust I(d)                        12.00                 -(e)         295
      645   PNC Preferred Funding Trust(c),(d)                                 6.52                 -(e)         441
      500   Popular North America Capital Trust I(d)                           6.56         9/15/2034            324
      500   Regions Financing Trust II(d)                                      6.63         5/15/2047            276
    1,000   TCF National Bank(d)                                               5.50         2/01/2016          1,019
      500   Webster Capital Trust IV(d)                                        7.65         6/15/2037            328
      500   Zions Bancorp                                                      5.50        11/16/2015            326
                                                                                                            --------
                                                                                                               5,174
                                                                                                            --------
            REITs - DIVERSIFIED (0.5%)
    1,000   Washington REIT(d)                                                 5.25         1/15/2014            902
                                                                                                            --------
            REITs - RETAIL (0.2%)
      500   Rouse Co. LP(c),(d)                                                6.75         5/01/2013            423
                                                                                                            --------
            THRIFTS & MORTGAGE FINANCE (0.9%)
    1,000   Countrywide Financial Corp.(d)                                     4.50         6/15/2010            941
      870   Independence Community Bank Corp.(d)                               3.75         4/01/2014            632
      500   Washington Mutual Preferred Funding Trust I(c),(d)                 6.53                 -(e)         150
                                                                                                            --------
                                                                                                               1,723
                                                                                                            --------
            Total Financials                                                                                  14,297
                                                                                                            --------
            INDUSTRIALS (0.5%)
            ------------------
            BUILDING PRODUCTS (0.2%)
      500   USG Corp.(d)                                                       6.30        11/15/2016            400
                                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            TRUCKING (0.3%)
   $  500   Roadway Corp.(d)                                                   8.25%       12/01/2008       $    501
                                                                                                            --------
            Total Industrials                                                                                    901
                                                                                                            --------
            UTILITIES (2.3%)
            ----------------
            ELECTRIC UTILITIES (1.8%)
    1,000   Entergy Louisiana, Inc.(d)                                         5.83        11/01/2010            996
    1,000   Monongahela Power Co.(d)                                           7.36         1/15/2010          1,025
      330   Oglethorpe Power Corp.(d)                                          6.97         6/30/2011            351
      226   Power Contract Financing, LLC(c),(d)                               6.26         2/01/2010            229
    1,000   PPL Capital Funding, Inc.(d)                                       6.70         3/30/2067            853
                                                                                                            --------
                                                                                                               3,454
                                                                                                            --------
            MULTI-UTILITIES (0.5%)
      500   Black Hills Corp.(d)                                               6.50         5/15/2013            492
      500   Puget Sound Energy, Inc.(d)                                        6.97         6/01/2067            437
                                                                                                            --------
                                                                                                                 929
                                                                                                            --------
            Total Utilities                                                                                    4,383
                                                                                                            --------
            Total Corporate Obligations (cost: $26,496)                                                       22,511
                                                                                                            --------
            EURODOLLAR AND YANKEE OBLIGATIONS (6.1%)

            ENERGY (0.4%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
      275   PEMEX Finance Ltd.(d)                                              9.03         2/15/2011            288
      500   Trans-Canada Pipelines Ltd.(d)                                     6.35         5/15/2067            423
                                                                                                            --------
            Total Energy                                                                                         711
                                                                                                            --------
            FINANCIALS (5.5%)
            -----------------
            DIVERSIFIED BANKS (3.1%)
      500   Barclays Bank plc(c)                                               5.93                 -(e)         396
      500   BBVA International Preferred S.A. Unipersonal(c)                   5.92                 -(e)         382
    1,000   BOI Capital Funding Number 3, LP(c),(d)                            6.11                 -(e)         704
      500   Landsbanki Islands hf(c),(d)                                       7.43                 -(e)         279
      500   Lloyds TSB Group plc(c),(d)                                        6.27                 -(e)         394
      500   Mizuho Capital Investment 1 Ltd.(c),(d)                            6.69                 -(e)         421
    1,000   National Capital Trust II(c),(d)                                   5.49                 -(e)         875
      500   Natixis                                                           10.00                 -(e)         480
      880   Nordea Bank AB(c),(d)                                              5.42                 -(e)         737

48

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
   $  500   Skandinaviska Enskilda Banken AB(c),(d)                            5.47%                -(e)    $    419
      500   Standard Chartered plc(c),(d)                                      6.41                 -(e)         400
      500   Sumitomo Mitsui Financial Group(c),(d)                             6.08                 -(e)         410
                                                                                                            --------
                                                                                                               5,897
                                                                                                            --------
            LIFE & HEALTH INSURANCE (0.2%)
      500   AXA S.A.(c),(d)                                                    6.46                 -(e)         403
                                                                                                            --------
            MULTI-LINE INSURANCE (0.6%)
    1,000   ING Capital Funding Trust III(d)                                   8.44                 -(e)       1,012
                                                                                                            --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
      500   Allied World Assurance Holdings Ltd.(d)                            7.50         8/01/2016            470
      500   Catlin Insurance Co. Ltd.(c),(d)                                   7.25                 -(e)         299
                                                                                                            --------
                                                                                                                 769
                                                                                                            --------
            REGIONAL BANKS (0.5%)
      500   Credit Agricole S.A.(c)                                            6.64                 -(e)         395
    1,000   Glitnir Banki hf(c),(d)                                            7.45                 -(e)         571
                                                                                                            --------
                                                                                                                 966
                                                                                                            --------
            REINSURANCE (0.5%)
      500   Montpelier Re Holdings Ltd.(d)                                     6.13         8/15/2013            489
      500   Platinum Underwriters Finance, Inc.(d)                             7.50         6/01/2017            471
                                                                                                            --------
                                                                                                                 960
                                                                                                            --------
            SPECIALIZED FINANCE (0.2%)
      500   QBE Capital Funding II, LP(c),(d)                                  6.80                 -(e)         412
                                                                                                            --------
            Total Financials                                                                                  10,419
                                                                                                            --------
            MATERIALS (0.2%)
            ----------------
            DIVERSIFIED METALS & MINING (0.2%)
      500   Glencore Finance S.A.(d)                                           8.00                 -(e)         476
                                                                                                            --------
            Total Eurodollar and Yankee Obligations (cost: $13,926)                                           11,606
                                                                                                            --------
            ASSET-BACKED SECURITIES (5.2%)

            FINANCIALS (5.2%)
            -----------------
            ASSET-BACKED FINANCING (5.2%)
      217   Aerco Ltd.(c)                                                      2.98(f)      7/15/2025            217
      500   AESOP Funding II, LLC(c)                                           3.01         3/20/2012            419

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
   $  500   American Express Credit Account Master Trust(c)                    2.81%(f)     9/15/2016       $    403
    1,000   ARG Funding Corp.(c)                                               4.29         4/20/2011            935
    1,000   Banc of America Mortgage Securities, Inc.                          4.14(f)      7/25/2034            972
      500   Banc of America Securities Auto Trust                              5.51         2/19/2013            491
      500   Bank of America Credit Card Trust                                  2.75(f)      6/15/2014            446
      500   Bank One Issuance Trust                                            4.77         2/16/2016            427
      500   Capital One Auto Finance Trust (INS)                               4.71         6/15/2012            469
      500   CPS Auto Receivables Trust (INS)                                   6.48         7/15/2013            476
      500   Credit Acceptance Auto Dealer Loan Trust                           6.16         4/15/2013            484
      500   GE Capital Credit Card Master Note Trust                           2.57(f)      9/15/2012            480
      500   MBNA Master Credit Card Note Trust                                 6.80         7/15/2014            489
      500   Rental Car Finance Corp.(c)                                        2.60(f)      7/25/2013            395
      500   Triad Automobile Receivables Owners Trust                          5.43         7/14/2014            467
      918   Trinity Rail Leasing, LP(c)                                        5.90         5/14/2036            615
      779   UPFC Auto Receivables Trust                                        5.75         9/15/2010            773
      480   USXL Funding, LLC (INS)(c)                                         5.38         4/15/2014            449
      500   WFS Financial Owner Trust                                          4.76         5/17/2013            451
                                                                                                            --------
            Total Financials                                                                                   9,858
                                                                                                            --------
            Total Asset-Backed Securities (cost: $10,219)                                                      9,858
                                                                                                            --------
            COMMERCIAL MORTGAGE SECURITIES (6.7%)

            FINANCIALS (6.7%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (6.7%)
    1,000   Commercial Mortgage Asset Trust                                    6.98         1/17/2032          1,044
    1,000   Commercial Mortgage Trust(c)                                       5.15         5/10/2043          1,028
      745   Credit Suisse First Boston Mortgage Securities Corp.               5.10         8/15/2038            640
      899   First Union National Bank Commercial Mortgage Trust                7.39        12/15/2031            922
    1,000   GE Capital Commercial Mortgage Corp.                               6.07         6/10/2038          1,013
      651   Government Lease Trust(c),(g)                                      6.48         5/18/2011            672
      821   GS Mortgage Securities Corp. II                                    4.30         1/10/2040            797
    1,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.82         9/12/2037            981
    1,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             5.49         4/15/2043            972
    1,000   LB-UBS Commercial Mortgage Trust                                   4.85         9/15/2031            968
      781   Merrill Lynch Mortgage Investors, Inc.(d)                          7.56        11/15/2031            797

50

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
   $1,000   Morgan Stanley Capital I, Inc.                                     5.56%(f)     3/12/2044       $    978
    1,000   Nationslink Funding Corp.(c)                                       7.10(f)      1/20/2031            994
    1,000   Prudential Mortgage Capital Funding, LLC                           6.76         5/10/2034          1,032
                                                                                                            --------
            Total Financials                                                                                  12,838
                                                                                                            --------
            Total Commercial Mortgage Securities (cost: $12,909)                                              12,838
                                                                                                            --------
            U.S. TREASURY SECURITIES (0.1%)

            NOTES (0.1%)
      100   2.00%, 2/28/2010(h) (cost: $101)                                                                     100
                                                                                                            --------
            Total Bonds (cost: $63,651)                                                                       56,913
                                                                                                            --------
   NUMBER
OF SHARES
---------
            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
2,907,450   State Street Institutional Liquid Reserves, 2.48%(i) (cost: $2,907)                                2,907
                                                                                                            --------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

            MONEY MARKET FUNDS (0.4%)
  645,097   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.56%(i) (cost: $645)                         645
                                                                                                            --------
            TOTAL INVESTMENTS (COST: $204,806)                                                              $188,605
                                                                                                            ========
NUMBER OF
CONTRACTS
---------
            PURCHASED OPTIONS (0.2%)
      324   Put - On S&P 500 Index expiring September 20, 2008 at 1175                                           452
                                                                                                            --------

            TOTAL PURCHASED OPTIONS (COST: $1,199)                                                          $    452
                                                                                                            ========
            WRITTEN OPTIONS (0.0%)
    (324)   Put - On S&P 500 Index expiring August 16, 2008 at 1050                                               (8)
    (324)   Call - On S&P 500 Index expiring August 16, 2008 at 1350                                             (28)
                                                                                                            --------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $274)                                                 $    (36)
                                                                                                            ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.5% of net assets at July 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         iSHARES iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         REIT      Real estate investment trust

52

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS)     Principal  and  interest  payments  are insured by  Financial
                   Guaranty   Insurance  Co.  or  Financial  Security  Assurance
                   Holdings, Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2008.

         (b) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (d) At July 31, 2008, a portion of this security is segregated to cover the value of outstanding written call options.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2008.

         (g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at July 31, 2008, as shown in the following table:

                                                                              VALUE AT                   UNREALIZED
TYPE OF FUTURE           EXPIRATION      CONTRACTS      POSITION      TRADE DATE     JULY 31, 2008      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes      September 19,
  10yr Futures              2008           (5)            Short       $(570,000)     $(574,000)            $(4,000)

         (h) A portion of the security with a value of $100,000 is segregated as
             collateral  for  initial  margin   requirements   on  open  futures
             contracts.

         (i) Rate represents the money market fund annualized seven-day yield at July 31, 2008.

         *   Non-income-producing security.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54

 S T A T E M E N T
==================--------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA FIRST START GROWTH FUND
JULY 31, 2008

ASSETS
   Investments in securities, at market value (including securities
      on loan of $566) (cost of $204,806)                                            $188,605
   Purchased options, at market value (cost of $1,199)                                    452
   Cash                                                                                 1,380
   Receivables:
      Capital shares sold                                                                  63
      USAA Investment Management Company (Note 6D)                                        350
      USAA Transfer Agency Company (Note 6E)                                                1
      Dividends and interest                                                              904
      Securities sold                                                                   1,925
      Other                                                                                 7
   Variation margin on futures contracts                                                   21
                                                                                     --------
         Total assets                                                                 193,708
                                                                                     --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                    646
      Securities purchased                                                              2,274
      Capital shares redeemed                                                             226
   Written options, at market value (premiums received of $274)                            36
   Accrued management fees                                                                112
   Accrued transfer agent's fees                                                            2
   Other accrued expenses and payables                                                    106
                                                                                     --------
         Total liabilities                                                              3,402
                                                                                     --------
            Net assets applicable to capital shares outstanding                      $190,306
                                                                                     ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                   $245,854
   Accumulated undistributed net investment income                                      2,789
   Accumulated net realized loss on investments,
      options, and futures transactions                                               (41,623)
   Net unrealized depreciation of investments,
      options, and futures contracts                                                  (16,714)
                                                                                     --------
            Net assets applicable to capital shares outstanding                      $190,306
                                                                                     ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                         19,691
                                                                                     ========
   Net asset value, redemption price, and offering price per share                   $   9.66
                                                                                     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA FIRST START GROWTH FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
   Dividends                                                                         $  3,249
   Interest                                                                             4,166
   Securities lending (net)                                                                15
                                                                                     --------
      Total income                                                                      7,430
                                                                                     --------
EXPENSES
   Management fees                                                                      1,497
   Administration and servicing fees                                                      314
   Transfer agent's fees                                                                2,197
   Custody and accounting fees                                                            153
   Postage                                                                                200
   Shareholder reporting fees                                                              85
   Trustees' fees                                                                          10
   Registration fees                                                                       29
   Professional fees                                                                       61
   Other                                                                                   12
                                                                                     --------
      Total expenses                                                                    4,558
   Expenses paid indirectly                                                                (5)
   Expenses reimbursed                                                                 (1,668)
                                                                                     --------
      Net expenses                                                                      2,885
                                                                                     --------
NET INVESTMENT INCOME                                                                   4,545
                                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments:
         Unaffiliated transactions                                                     (1,293)
         Affiliated transactions (Note 8)                                                  (2)
      Options                                                                           2,959
      Futures transactions                                                                  5
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                     (22,910)
      Options                                                                            (509)
      Futures contracts                                                                    (4)
                                                                                     --------
         Net realized and unrealized loss                                             (21,754)
                                                                                     --------
Decrease in net assets resulting from operations                                     $(17,209)
                                                                                     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
YEARS ENDED JULY 31,

                                                                                      2008               2007
                                                                                  ---------------------------
FROM OPERATIONS
   Net investment income                                                          $  4,545           $  3,583
   Net realized gain (loss) on investments                                          (1,295)            20,319
   Net realized gain on options                                                      2,959                  -
   Net realized gain on futures transactions                                             5                  -
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                  (22,910)             2,866
      Options                                                                         (509)                 -
      Futures contracts                                                                 (4)                 -
                                                                                  ---------------------------
         Increase (decrease) in net assets resulting
            from operations                                                        (17,209)            26,768
                                                                                  ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                            (3,528)            (2,384)
                                                                                  ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                        27,843             31,154
   Reinvested dividends                                                              3,520              2,378
   Cost of shares redeemed                                                         (40,616)           (60,025)
                                                                                  ---------------------------
      Decrease in net assets from capital share transactions                        (9,253)           (26,493)
                                                                                  ---------------------------
   Capital contribution from USAA Transfer Agency Company (Note 6E)                      1                  1
                                                                                  ---------------------------
Net decrease in net assets                                                         (29,989)            (2,108)

NET ASSETS
   Beginning of year                                                               220,295            222,403
                                                                                  ---------------------------
   End of year                                                                    $190,306           $220,295
                                                                                  ===========================
Accumulated undistributed net investment income:
   End of year                                                                    $  2,789            $ 1,772
                                                                                  ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                       2,689              2,982
   Shares issued for dividends reinvested                                              330                227
   Shares redeemed                                                                  (3,921)            (5,735)
                                                                                  ---------------------------
      Decrease in shares outstanding                                                  (902)            (2,526)
                                                                                  ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity  securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV

58

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                 is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                 available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Repurchase  agreements are valued at cost,  which  approximates market value.

              7. Futures are valued  based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

              8. Options are valued by a pricing  service at the  National  Best
                 Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

              9. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

60

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2008, the Fund did not invest in any repurchase agreements.

           E. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           F. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

62

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put option has defined risk, which is the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

              Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchased options which are exercised are added to the cost of the security or index acquired, for call options, or offset against the proceeds received from the sale of the underlying security or index, for put options. Premiums paid for purchasing options that are closed through an offsetting sale transaction become a component of realized gain/loss.

           G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end

64

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of July 31, 2008.

           I. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, custodian and other bank credits reduced the Fund's expenses by $5,000. For the year ended July 31, 2008, the Fund did not incur any brokerage commission recapture credits.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

           J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

66

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                                    2008               2007
                                                ---------------------------
Ordinary income*                                $3,528,000       $2,384,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $ 2,794,000
Accumulated capital and other losses                            (41,195,000)
Unrealized depreciation of investments                          (16,637,000)

         The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of passive foreign investment companies, open futures contracts, and open options contracts.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2008, the Fund utilized capital loss carryovers of $2,034,000 to offset capital gains. At July 31, 2008, the Fund had capital loss carryovers of $41,195,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

      CAPITAL LOSS CARRYOVERS
-----------------------------------
 EXPIRES                  BALANCE
---------               -----------
  2010                  $   153,000
  2011                   41,042,000
                        -----------
                 Total  $41,195,000
                        ===========

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

68

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $231,409,000 and $240,143,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $205,694,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $4,348,000 and $20,985,000, respectively, resulting in net unrealized depreciation of $16,637,000.

         For the year ended July 31, 2008, transactions in written call and put options were as follows:

                                                                  PREMIUMS
                                             NUMBER OF            RECEIVED
                                             CONTRACTS             (000s)
                                             -----------------------------
Outstanding at July 31, 2007                       -              $     -
Options written                                4,060                3,416
Options terminated in closing
  purchase transactions                         (972)                (906)
Options expired                               (2,440)              (2,236)
                                             -----------------------------
Outstanding at July 31, 2008                     648              $   274
                                             =============================

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2008, the Fund received securities-lending income of $15,000, which is net of the 20% income retained by Wachovia. As of July 31, 2008, the Fund loaned securities having a fair market value of approximately $566,000 and received cash collateral of $646,000 for the loans. Of this amount, $645,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The

70

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of a Lipper index. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,497,000, which is net of a performance adjustment of $(73,000) that decreased the base management fee of 0.75% by 0.03%.

           B. SUBADVISORY  ARRANGEMENTS  -  The  Manager  has  entered  into  an investment subadvisory agreement with Credit Suisse Asset Management, LLC (Credit Suisse), under which Credit Suisse directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). Effective October 1, 2007, the Manager has entered into an investment subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which the Volaris

72

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

              The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the year ended July 31, 2008, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $183,000.

              The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, and the USAA Total Return Strategy Fund, in the annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the option contracts' underlying index. For the year ended July 31, 2008, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU of $45,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $314,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

              certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $4,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.38% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2008, the Fund incurred reimbursable expenses of $1,668,000, of which $350,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of- pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,197,000. Additionally, the Fund recorded a receivable from SAS of $1,000 at July 31, 2008, for adjustments related to corrections to shareholder transactions.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

74

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

              During the year ended July 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                  COST TO       NET REALIZED
          SELLER                        PURCHASER                PURCHASER     LOSS TO SELLER
---------------------------------------------------------------------------------------------
USAA First Start Growth Fund    USAA Cornerstone Strategy Fund     $1,068,000    $(2,000)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

           B. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           C. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS
              161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

76

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED JULY 31,
                                             ----------------------------------------------------------------------
                                                 2008             2007           2006           2005           2004
                                             ----------------------------------------------------------------------
Net asset value at
   beginning of period                       $  10.70         $   9.62       $   9.99       $   8.27       $   7.87
                                             ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                   .23              .17            .02           (.03)(a)       (.04)(a)
   Net realized and unrealized
      gain (loss)                               (1.09)            1.02           (.39)          1.75(a)         .44(a)
                                             ----------------------------------------------------------------------
Total from investment operations                 (.86)            1.19           (.37)          1.72(a)         .40(a)
                                             ----------------------------------------------------------------------
Less distributions from:
   Net investment income                         (.18)            (.11)             -              -              -
                                             ----------------------------------------------------------------------
Net asset value at end of period             $   9.66         $  10.70       $   9.62       $   9.99       $   8.27
                                             ======================================================================
Total return (%)*                               (8.24)           12.36(b)       (3.70)         20.80           5.08
Net assets at end of period (000)            $190,306         $220,295       $222,403       $230,380       $188,945
Ratios to average net assets:**
   Expenses (%)(c),(d)                           1.38             1.39(b)        1.45           1.45           1.45
   Expenses, excluding
      reimbursements (%)(c)                      2.18             2.22(b)        2.21           2.31           2.41
   Net investment income (loss) (%)              2.17             1.57            .24           (.33)          (.50)
Portfolio turnover (%)                            113              135            227             75             84

  * Assumes  reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended July 31, 2008, average net assets were $209,270,000.
(a) Calculated using average shares.
(b) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(c) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                 (.00%)(+)        (.00%)(+)      (.03%)         (.01%)         (.04%)
    + Represents less than 0.01% of average net assets.
(d) Effective  October  1, 2006,  the  Manager  voluntarily  agreed to limit the annual expenses of the Fund to 1.38% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.45%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA FIRST START GROWTH FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

78

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                    BEGINNING           ENDING           DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE     FEBRUARY 1, 2008 -
                                FEBRUARY 1, 2008     JULY 31, 2008       JULY 31, 2008
                                ---------------------------------------------------------
Actual                              $1,000.00          $  952.70              $6.70
Hypothetical
  (5% return before expenses)        1,000.00           1,018.00               6.92

         *Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (4.73)% for the six-month period of February 1, 2008, through July 31, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory

80

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of

82

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager. The Board also took into account management's discussion of the factors contributing to the level of Fund expenses and the Manager's current undertaking to maintain expense limitations with respect to the Fund, noting that the Manager waived its entire management fee and also reimbursed Fund expenses for the period covered by the third-party report.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the same periods. The Board took into account management's discussion of the factors that contributed to the Fund's performance and the actions being taken to address such underperformance, including the addition of a Subadviser in 2007.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Trustees reviewed the profitability, if any, of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waivers and expense reimbursement arrangement by the Manager and the fact that the Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered

84

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreements with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreements. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to

86

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA FIRST START GROWTH FUND
JULY 31, 2008

         the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2007, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on the Board's conclusions, it determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

88

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

90

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

92

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                  OR  CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                    Postage
                                                                    P A I D
                                                                     USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31711-0908                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09/25/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/26/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/26/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.